Rate Matters	6 Months Ended
Jun. 30, 2011
Rate Matters [Abstract]
Rate Matters

3. RATE MATTERS

As discussed in the 2010 Annual Report, our subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within our 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	June 30,	December 31,
	2011	2010
	(in millions)
Noncurrent Regulatory Assets (excluding fuel)
Regulatory assets not yet being recovered pending future proceedings to determine the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs - CSPCo, OPCo (a)	$61	$55
Customer Choice Deferrals - CSPCo, OPCo (a)	60	59
Storm Related Costs - CSPCo, OPCo (a)	31	30
Storm Related Costs - TCC	25	25
Storm Related Costs - PSO (c)	18	-
Acquisition of Monongahela Power - CSPCo (a)	9	8
Other Regulatory Assets Not Yet Being Recovered	7	7
Regulatory Assets Currently Not Earning a Return
Environmental Rate Adjustment Clause - APCo	65	56
Storm Related Costs - APCo, KGPCo, SWEPCo	28	28
Deferred Wind Power Costs - APCo	38	29
Mountaineer Carbon Capture and Storage Product Validation Facility - APCo (b)	19	60
Special Rate Mechanism for Century Aluminum - APCo	13	13
Acquisition of Monongahela Power - CSPCo (a)	4	4
Storm Related Costs - PSO (c)	-	17
Other Regulatory Assets Not Yet Being Recovered	5	4
Total Regulatory Assets Not Yet Being Recovered	$383	$395

       (a)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (b)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

CSPCo and OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESPs

The PUCO issued an order in March 2009 that modified and approved CSPCo's and OPCo's ESPs which established rates at the start of the April 2009 billing cycle. The ESPs are in effect through 2011. The order also limited annual rate increases for CSPCo to 7% in 2009, 6% in 2010 and 6% in 2011 and for OPCo to 8% in 2009, 7% in 2010 and 8% in 2011. Some rate components and increases are exempt from these limitations. CSPCo and OPCo collected the 2009 annualized revenue increase over the last nine months of 2009.

The order provided a FAC for the three-year period of the ESP. The FAC was phased in to avoid having the resultant rate increases exceed the ordered annual caps described above. The FAC is subject to quarterly true-ups, annual accounting audits and prudency reviews. See the “2009 Fuel Adjustment Clause Audit” section below. The order allowed CSPCo and OPCo to defer any unrecovered FAC costs resulting from the annual caps and to accrue associated carrying charges at their respective weighted average cost of capital. Any deferred FAC regulatory asset balance at the end of the three-year ESP period will be recovered through a non-bypassable surcharge over the period 2012 through 2018. That recovery will include deferrals associated with the Ormet interim arrangement and is subject to the PUCO's ultimate decision regarding the Ormet interim arrangement deferrals plus related carrying charges. See the “Ormet Interim Arrangement” section below. The FAC deferral as of June 30, 2011 was $27 million and $526 million for CSPCo and OPCo, respectively, excluding $388 thousand and $43 million, respectively, of unrecognized equity carrying costs.

Discussed below are the significant outstanding uncertainties related to the ESP order:

The Ohio Consumers' Counsel filed a notice of appeal with the Supreme Court of Ohio raising several issues including alleged retroactive ratemaking, recovery of carrying charges on certain environmental investments, Provider of Last Resort (POLR) charges and the decision not to offset rates by off-system sales margins. In November 2009, the Industrial Energy Users-Ohio (IEU) filed a notice of appeal with the Supreme Court of Ohio challenging components of the ESP order including the POLR charge, the distribution riders for gridSMART® and enhanced reliability, the PUCO's conclusion and supporting evaluation that the modified ESPs are more favorable than the expected results of a market rate offer, the unbundling of the fuel and non-fuel generation rate components, the scope and design of the fuel adjustment clause and the approval of the plan after the 150-day statutory deadline.

In April 2011, the Supreme Court of Ohio (the Court) issued an opinion addressing the aspects of the PUCO's 2009 decision that were challenged which resulted in three reversals, only two of which may have a prospective impact through a remand proceeding. First, the Court concluded that the PUCO's decision amounted to retroactive ratemaking. Since the pertinent revenues were collected in 2009 and the Ohio Consumers' Counsel did not successfully pursue the remedy of obtaining a stay of the order prior to the revenues being collected, there is no remand to the PUCO or refund to customers for this error. Second, the Court held that the PUCO's conclusion that the POLR charge is cost-based conflicted with the evidence and remanded the issue to the PUCO for further consideration. Third, the Court reversed the order's legal basis for a carrying charge associated with certain environmental investments and remanded that issue to the PUCO to determine whether an alternative legal basis supports the charge. Pursuant to a May 2011 PUCO order, CSPCo and OPCo implemented rates subject to refund and filed remand testimony in June 2011. For the month ended June 30, 2011, CSPCo and OPCo recorded $14 million and $16 million, respectively, of revenues subject to refund. In June 2011, the Ohio Consumers' Counsel and the IEU filed testimony recommending a complete denial of collection of any POLR charges and carrying charges on certain environmental investments collected from 2009 through 2011. They proposed unfavorable adjustments for CSPCo and OPCo of up to $370 million and $417 million, respectively, excluding carrying costs. The proposed adjustments include a reduction of deferred FAC and other regulatory assets for the period prior to June 2011 of up to $298 million and $336 million for CSPCo and OPCo, respectively, which management believes is without merit and violates the Court's decision. The proposed adjustments also include refunds and rate reductions of related revenues beginning in June 2011 of $72 million and $81 million for CSPCo and OPCo, respectively. Hearings were held in July 2011.

In April 2010, the IEU filed an additional notice of appeal with the Court challenging alleged retroactive ratemaking, CSPCo and OPCo's abilities to collect through the FAC amounts deferred under the Ormet interim arrangement and the approval of the plan after the 150-day statutory deadline. In June 2011, the Court affirmed the PUCO's decision and dismissed the IEU's appeal.

In January 2011, the PUCO issued an order on CSPCo's and OPCo's 2009 SEET filings and determined that OPCo's 2009 earnings were not significantly excessive but determined relevant CSPCo earnings exceeded the PUCO determined threshold by 2.13%. As a result, the PUCO ordered CSPCo to refund $43 million ($28 million net of tax) of its earnings to customers, which was recorded as a revenue provision on CSPCo's December 2010 books. The PUCO ordered that the significantly excessive earnings be applied first to CSPCo's FAC deferral, including unrecognized equity carrying costs, as of the date of the order, with any remaining balance to be credited to CSPCo's customers on a per kilowatt basis. That credit began with the first billing cycle in February 2011 and will continue through December 2011. Several parties, including CSPCo and OPCo, filed requests for rehearing with the PUCO, which were denied in March 2011. In May 2011, the IEU and the Ohio Energy Group filed appeals with the Court challenging the PUCO's SEET decisions. CSPCo and OPCo are required to file their 2010 SEET filings with the PUCO in 2011. Based upon the approach in the PUCO 2009 order, management does not currently believe that CSPCo or OPCo had any significantly excessive earnings in 2010.

Management is unable to predict the outcome of the ESP remand proceeding and litigation discussed above. If these proceedings, including future SEET filings, result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2014 ESP

In January 2011, CSPCo and OPCo filed an application with the PUCO to approve a new ESP that includes a standard service offer (SSO) pricing on a combined company basis for generation. The rates would be effective with the first billing cycle of January 2012 through the last billing cycle of May 2014. The ESP also includes alternative energy resource requirements and addresses provisions regarding distribution service, energy efficiency requirements, economic development, job retention in Ohio, generation resources and other matters. The SSO presents redesigned generation rates by customer class. Customer class rates vary, but on average, customers will experience base generation increases of 1.4% in 2012 and 2.7% in 2013. The April 2011 decision by the Supreme Court of Ohio referenced above in connection with the 2009-2011 ESP could impact the outcome of the January 2012-May 2014 ESP, though the nature and extent of that impact is not presently known. In July 2011, various intervenors filed testimony that generally asserts CSPCo's and OPCo's proposed SSO rates are higher than the market-rate offer, and objects to certain proposed riders as well as to the proposed non-bypassable nature of certain riders. Additionally, the IEU and Ohio Consumers' Counsel object to revenues collected in the period 2009 through 2011 for POLR and carrying charges related to environmental investments and propose similar adjustments as discussed in the ESP remand proceeding. See the “2009-2011 ESPs” section above. A hearing for this case is scheduled for August 2011 and a decision is expected in the fourth quarter of 2011.

2011 Ohio Distribution Base Rate Case

In February 2011, CSPCo and OPCo filed with the PUCO for annual increases in distribution rates of $34 million and $60 million, respectively. The requested increase is based upon an 11.15% return on common equity to be effective January 2012.

In addition to the annual increases, CSPCo and OPCo requested recovery of the projected December 31, 2012 balances of certain distribution regulatory assets of $216 million and $159 million, respectively, including approximately $102 million and $84 million, respectively, of unrecognized equity carrying costs. These assets and unrecognized carrying costs would be recovered in a requested distribution asset recovery rider over seven years with additional carrying costs, beginning January 2013. The actual balance of these distribution regulatory assets as of June 30, 2011 was $100 million and $64 million for CSPCo and OPCo, respectively, excluding $61 million and $45 million, respectively, of unrecognized equity carrying costs. If CSPCo and OPCo are not ultimately permitted to fully recover their deferrals, it would reduce future net income and cash flows and impact financial condition.

Proposed CSPCo and OPCo Merger

In October 2010, CSPCo and OPCo filed an application with the PUCO to merge CSPCo into OPCo. Approval of the merger will not affect CSPCo's and OPCo's rates until such time as the PUCO approves new rates, terms and conditions for the merged company. In January 2011, CSPCo and OPCo filed an application with the FERC requesting approval for an internal corporate reorganization under which CSPCo will merge into OPCo. CSPCo and OPCo requested the reorganization transaction be effective in October 2011. In July 2011, the FERC issued an order approving the proposed merger. A decision is pending from the PUCO. Management is unable to predict the outcome of this proceeding.

Requested Sporn Unit 5 Shutdown and Proposed Distribution Rider

In October 2010, OPCo filed an application with the PUCO for the approval of a December 2010 closure of Sporn Unit 5 and the simultaneous establishment of a new non-bypassable distribution rider outside the rate caps established in the 2009 – 2011 ESP proceeding. The proposed rider would recover the net book value of the unit as well as related materials and supplies as of December 2010, which was estimated to total $59 million, as well as future closure costs incurred after December 2010. OPCo also requested authority to record the future closure costs as a regulatory asset or regulatory liability with a weighted average cost of capital carrying charge to be included in the proposed non-bypassable distribution rider after the costs are incurred. Pending PUCO approval, Sporn Unit 5 continues to operate. In April 2011, intervenors filed comments opposing OPCo's application. A PUCO decision is pending as to whether a hearing will be ordered. Management is unable to predict the outcome of this proceeding.

2009 Fuel Adjustment Clause Audit

As required under the ESP orders, the PUCO selected an outside consultant to conduct the audit of the FAC for CSPCo and OPCo for the period of January 2009 through December 2009. In May 2010, the outside consultant provided its confidential audit report to the PUCO. The audit report included a recommendation that the PUCO review whether any proceeds from a 2008 coal contract settlement agreement which totaled $72 million should reduce OPCo's FAC under-recovery balance. Of the total proceeds, approximately $58 million was recognized as a reduction to fuel expense prior to 2009 and $14 million was recognized as a reduction to fuel expense in 2009 and 2010. Hearings were held in August 2010. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO orders any portion of the $58 million previously recognized gains or any future adjustments be used to reduce the FAC deferral, it would reduce future net income and cash flows and impact financial condition.

2010 Fuel Adjustment Clause Audit

In May 2011, the PUCO-selected outside consultant issued their results of the 2010 FAC audit for CSPCo and OPCo. The audit report included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balances and determine whether the carrying costs on the balances should be net of accumulated income taxes. As of June 30, 2011, the amount of OPCo's carrying costs that could potentially be at risk is estimated to be $13 million, excluding $16 million of unrecognized equity carrying costs. The amount of carrying costs for CSPCo that could potentially be at risk is immaterial. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO order results in a reduction in the carrying charges related to the FAC deferrals, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

CSPCo, OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filings and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio's April 2011 decision referenced in the “2009-2011 ESPs” section above. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record regulatory assets for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, CSPCo and OPCo had $30 million and $34 million, respectively, of deferred FAC related to the interim arrangement including recognized carrying charges. These amounts exclude $1 million and $1 million, respectively, of unrecognized equity carrying costs. In November 2009, CSPCo and OPCo requested that the PUCO approve recovery of the deferrals under the interim agreement plus a weighted average cost of capital carrying charge. The interim arrangement deferrals are included in CSPCo's and OPCo's FAC phase-in deferral balances. See “Ohio Electric Security Plan Filings” section above. In the ESP proceeding, intervenors requested that CSPCo and OPCo be required to refund the Ormet-related regulatory assets and requested that the PUCO prevent CSPCo and OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request in the 2009-2011 ESP proceeding. The intervenors raised the issue again in response to CSPCo's and OPCo's November 2009 filing to approve recovery of the deferrals under the interim agreement and this issue remains pending before the PUCO. If CSPCo and OPCo are not ultimately permitted to fully recover their requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Economic Development Rider

In April 2010, the IEU filed a notice of appeal of the 2009 PUCO-approved Economic Development Rider (EDR) with the Supreme Court of Ohio. The EDR collects from ratepayers the difference between the standard tariff and lower contract billings to qualifying industrial customers, subject to PUCO approval. The IEU raised several issues including claims that: (a) the PUCO lost jurisdiction over CSPCo's and OPCo's ESP proceedings and related proceedings when the PUCO failed to issue ESP orders within the 150-day statutory deadline, (b) the EDR should not be exempt from the ESP annual rate limitations and (c) CSPCo and OPCo should not be allowed to apply a weighted average long-term debt carrying cost on deferred EDR regulatory assets. In June 2011, the Supreme Court of Ohio affirmed the PUCO's decision and dismissed the IEU's appeal.

In June 2010, the IEU filed a notice of appeal of the 2010 PUCO-approved EDR with the Supreme Court of Ohio raising the same issues as noted in the 2009 EDR appeal. In addition, the IEU added a claim that CSPCo and OPCo should not be able to take the benefits of the higher ESP rates while simultaneously challenging the ESP orders. In June 2011, the IEU voluntarily dismissed the 2010 EDR appeal issues that were the same issues dismissed by the Supreme Court of Ohio in their 2009 EDR appeal referenced above. A decision from the Supreme Court of Ohio is pending on the remaining issue.

As of June 30, 2011, CSPCo and OPCo have incurred EDR costs of $59 million and $55 million, respectively, including carrying costs. Of these costs, CSPCo and OPCo have collected $50 million and $39 million, respectively, through the EDR, which CSPCo and OPCo began collecting in January 2010. The remaining $9 million and $16 million for CSPCo and OPCo, respectively, are recorded as deferred EDR regulatory assets. If CSPCo and OPCo are not ultimately permitted to recover their deferrals or are required to refund EDR revenue collected, it would reduce future net income and cash flows and impact financial condition.

Ohio IGCC Plant

In March 2005, CSPCo and OPCo filed a joint application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. Through June 30, 2011, CSPCo and OPCo have collected $12 million and $12 million, respectively, in pre-construction costs authorized in a June 2006 PUCO order and incurred $11 million and $11 million, respectively, in pre-construction costs. As a result, CSPCo and OPCo established net regulatory liabilities of approximately $1 million and $1 million, respectively. The order also provided that if CSPCo and OPCo have not commenced a continuous course of construction of the proposed IGCC plant before June 2011, any pre-construction costs that may be utilized in projects at other sites must be refunded to Ohio ratepayers with interest. As of June 2011, there were no active IGCC projects at other AEP sites. In June 2011, CSPCo and OPCo filed a recommendation with the PUCO to refund to customers $2 million and $2 million, respectively, for the over-recovered pre-construction costs including interest. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of any cost recovery litigation concerning the Ohio IGCC plant or what effect, if any, such litigation would have on future net income and cash flows. However, if CSPCo and OPCo are required to refund pre-construction costs collected in excess of the over-recovered pre-construction costs, it would reduce future net income and cash flows and impact financial condition.

SWEPCo Rate Matters

Turk Plant

SWEPCo is currently constructing the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which is expected to be in service in 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and will operate the completed facility. The Turk Plant is currently estimated to cost $1.7 billion, excluding AFUDC, plus an additional $124 million for transmission, excluding AFUDC. SWEPCo's share is currently estimated to cost $1.3 billion, excluding AFUDC, plus the additional $124 million for transmission, excluding AFUDC. As of June 30, 2011, excluding costs attributable to its joint owners, SWEPCo has capitalized approximately $1.2 billion of expenditures (including AFUDC and capitalized interest of $175 million and related transmission costs of $79 million). As of June 30, 2011, the joint owners and SWEPCo have contractual construction commitments of approximately $211 million (including related transmission costs of $11 million). SWEPCo's share of the contractual construction commitments is $157 million. If the plant is cancelled, the joint owners and SWEPCo would incur contractual construction cancellation fees, based on construction status as of June 30, 2011, of approximately $101 million (including related transmission cancellation fees of $1 million). SWEPCo's share of the contractual construction cancellation fees would be approximately $74 million.

Discussed below are the significant outstanding uncertainties related to the Turk Plant:

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. The Arkansas Supreme Court ultimately concluded that the APSC erred in determining the need for additional power supply resources in a proceeding separate from the proceeding in which the APSC granted the CECPN. However, the Arkansas Supreme Court approved the APSC's procedure of granting CECPNs for transmission facilities in dockets separate from the Turk Plant CECPN proceeding. SWEPCo filed a notice with the APSC of its intent to proceed with construction of the Turk Plant but that SWEPCo no longer intends to pursue a CECPN to seek recovery of the originally approved 88 MW portion of Turk Plant costs in Arkansas retail rates. In June 2010, the APSC issued an order which reversed and set aside the previously granted CECPN.

The PUCT issued an order approving a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant should be revoked because it was unnecessary to serve retail customers. In February 2010, the Texas District Court affirmed the PUCT's order in all respects. In March 2010, SWEPCo and the Texas Industrial Energy Consumers appealed this decision to the Texas Court of Appeals. Management is unable to predict the timing of the outcome related to this proceeding.

In November 2008, SWEPCo received its required air permit approval from the Arkansas Department of Environmental Quality and commenced construction at the site. The Arkansas Pollution Control and Ecology Commission (APCEC) upheld the air permit. The parties who unsuccessfully appealed the air permit to the APCEC filed a notice of appeal with the Circuit Court of Hempstead County, Arkansas. In December 2010, the Circuit Court affirmed the APCEC. In January 2011, the same parties filed a notice of appeal with the Arkansas Court of Appeals. A decision is likely in the second half of 2011.

A wetlands permit was issued by the U.S. Army Corps of Engineers in December 2009. In 2010, the Sierra Club, the Audubon Society and others filed a complaint in the Federal District Court for the Western District of Arkansas against the U.S. Army Corps of Engineers challenging the process used and the terms of the permit issued to SWEPCo authorizing certain wetland and stream impacts, and sought a preliminary injunction to halt construction and for a temporary restraining order. In July 2010, the Hempstead County Hunting Club (Hunting Club) also filed a complaint with the Federal District Court for the Western District of Arkansas against SWEPCo, the U.S. Army Corps of Engineers, the U.S. Department of the Interior and the U.S. Fish and Wildlife Service seeking a temporary restraining order and preliminary injunction to stop construction of the Turk Plant asserting claims of violations of federal and state laws. The plaintiffs' federal law claims challenge the process used and terms of the permit issued to SWEPCo authorizing certain wetland and stream impacts. The plaintiffs' state law claims challenge SWEPCo's ability to construct the Turk Plant without obtaining a certificate from the APSC. In October 2010, the Federal District Court certified issues relating to the state law claims to the Arkansas Supreme Court, including whether those claims are within the primary jurisdiction of the APSC. In May 2011, the Arkansas Supreme Court determined that these claims must first be brought before the APSC and that the federal court does not have jurisdiction to hear the state law claims. In 2010, the motions for preliminary injunction were partially granted. According to the preliminary injunction, all uncompleted construction work associated with wetlands, streams or rivers at the Turk Plant must immediately stop. Mitigation measures required by the permit are authorized and may be completed. The preliminary injunction affects portions of the water intake and portions of two transmission lines. SWEPCo appealed the issuance of the preliminary injunction to the U.S. Eighth Circuit Court of Appeals, and in July 2011, the Court of Appeals affirmed the preliminary injunction. Management is unable to predict the timing or the outcome related to this remand proceeding.

In July 2011, SWEPCo reached an agreement in principle that would resolve all pending matters between SWEPCo, the Hunting Club and several other parties. As a result, the Hunting Club's challenge to the U.S. Army Corps of Engineers permit in the Federal District Court for the Western District of Arkansas will be dismissed and the Hunting Club's appeal of the air permit will be withdrawn. Additional judicial and administrative proceedings will also be terminated. SWEPCo was unable to resolve claims by the Sierra Club and the Audubon Society, so their challenges to the wetlands and air permits will continue.

Management expects that SWEPCo will ultimately be able to complete construction of the Turk Plant and related transmission facilities and place those facilities in service. However, if SWEPCo is unable to complete the Turk Plant construction, including the related transmission facilities, and place the Turk Plant in service or if SWEPCo cannot recover all of its investment and expenses related to the Turk Plant, it would materially reduce future net income and cash flows and materially impact financial condition.

TCC Rate Matters

TEXAS RESTRUCTURING

Texas Restructuring Appeals

Pursuant to PUCT restructuring orders, TCC securitized net recoverable stranded generation costs of $2.5 billion and is recovering the principal and interest on the securitization bonds through the end of 2020. TCC also refunded other net true-up regulatory liabilities of $375 million during the period October 2006 through June 2008 via a CTC credit rate rider under PUCT restructuring orders. TCC and intervenors appealed the PUCT's true-up related orders. After rulings from the Texas District Court and the Texas Court of Appeals, TCC, the PUCT and intervenors filed petitions for review with the Supreme Court of Texas. In July 2011, the Supreme Court of Texas granted review and issued its opinion. The following issues were decided by the Supreme Court:

  The PUCT's order denying recovery of capacity auction true-up amounts was reversed. We estimate that, in the remand to the PUCT, TCC will be entitled to recover approximately $420 million, plus interest from January 1, 2002.

  The Supreme Court of Texas reversed the Texas Court of Appeals decision and found that the PUCT could adjust the net book value for what it determined to be commercially unreasonable conduct. This portion of the decision is unfavorable, but was already reflected in our financial statements.

  The Supreme Court of Texas affirmed the PUCT's finding that the sales price should be used to value TCC's nuclear generation. This portion of the decision is favorable, but this issue will have no impact on TCC's rate recovery as this was already reflected in our financial statements.

  The Supreme Court of Texas reversed the Court of Appeal's decision and found it was appropriate for the PUCT to take into account previously refunded excess mitigation credits to affiliate retail electricity providers. This portion of the decision upheld the PUCT's decision. However, resolution of related issues will be addressed on remand.

  The PUCT decisions allowing recovery of construction work in progress balances and specifying the interest rate on stranded costs were upheld. These decisions are already reflected in our financial statements and will not be addressed in the remand proceeding.

No parties have filed for rehearing with the Supreme Court of Texas, and the case will be remanded to the PUCT.

TCC Deferred Investment Tax Credits and Excess Deferred Federal Income Taxes

In 2006, the PUCT reduced recovery of the amount securitized by $103 million of tax benefits and associated carrying costs related to TCC's generation assets. In 2006, TCC obtained a private letter ruling from the IRS which confirmed that such a reduction was an IRS normalization violation. In order to avoid a normalization violation, the PUCT agreed to allow TCC to defer refunding the tax benefits of $103 million plus interest through the CTC refund period pending resolution of the normalization issue. In 2008, the IRS issued final regulations, which supported the IRS's private letter ruling which would make the refunding of or the reduction of the amount securitized by such tax benefits a normalization violation. After the IRS issued its final regulations the Texas Court of Appeals, at the request of the PUCT, remanded the tax normalization issue to the PUCT for the consideration of additional evidence including the IRS regulations. The issue will be considered by the PUCT when the true-up proceeding is remanded following the July 2011 Supreme Court of Texas decision. See the “Texas Restructuring Appeals” section above. TCC is not accruing interest on the $103 million because management believes it is not probable that the PUCT will order TCC to violate the normalization provision of the Internal Revenue Code. If interest were accrued, management estimates interest expense would have been approximately $27 million higher for the period July 2008 through June 2011.

Management believes that the PUCT will ultimately allow TCC to retain the deferred amounts, which would have a favorable effect on future net income and cash flows. Although unexpected, if the PUCT fails to issue a favorable order and orders TCC to return the tax benefits to customers, the resulting normalization violation could result in TCC's repayment to the IRS of Accumulated Deferred Investment Tax Credits (ADITC) on all property, including transmission and distribution property. This amount approximates $101 million as of June 30, 2011. It could also lead to a loss of TCC's right to claim accelerated tax depreciation in future tax returns. If TCC is required to repay its ADITC to the IRS and is also required to refund ADITC plus unaccrued interest to customers, it would reduce future net income and cash flows and impact financial condition.

TCC Excess Earnings

In 2005, a Texas appellate court issued a decision finding that a PUCT order requiring TCC to refund to the REPs excess earnings prior to and outside of the true-up process was unlawful under the Texas Restructuring Legislation. From 2002 to 2005, TCC refunded $55 million of excess earnings, including interest, under the overturned PUCT order. The PUCT must determine if adjustments are required on remand based on the July 2011 decision of the Supreme Court of Texas on the impact of excess earnings in the true-up proceeding. See the “Texas Restructuring Appeals” section above.

APCo and WPCo Rate Matters

2011 Virginia Biennial Base Rate Case

In March 2011, APCo filed a generation and distribution base rate request with the Virginia SCC to increase annual base rates by $126 million based upon an 11.65% return on common equity to be effective no later than February 2012. The return on common equity includes a requested 0.5% renewable portfolio standards incentive as allowed by law. APCo proposed to mitigate the requested base rate increase by $51 million by maintaining current depreciation rates until the next biennial filing. If approved, APCo's net base rate increase would be $75 million. In July 2011, an Attorney General witness recommended an $80 million reduction in APCo's requested rate year capacity charges.

Rate Adjustment Clauses

In 2007, the Virginia law governing the regulation of electric utility service was amended to, among other items, provide for rate adjustment clauses (RACs) beginning in January 2009 for the timely and current recovery of costs of: (a) transmission services billed by an RTO, (b) demand side management and energy efficiency programs, (c) renewable energy programs, (d) environmental compliance projects and (e) new generation facilities, including major unit modifications. In March 2011, APCo filed for approval of an environmental RAC, a renewable energy program RAC and a generation RAC simultaneous with the 2011 Virginia base rate filing. The environmental RAC is requesting recovery of environmental compliance costs incurred from January 2009 through December 2010 of $38 million annually based on a two-year amortization. The renewable energy program RAC is requesting the incremental portion of deferred wind power costs for the Camp Grove and Fowler Ridge projects of $6 million. The generation RAC is requesting recovery of the Dresden Plant, currently under construction, which APCo has requested to purchase from AEGCo.

In accordance with Virginia law, APCo is deferring incremental environmental costs incurred after December 2008 and renewable energy costs incurred after August 2009 which are not being recovered in current revenues. As of June 30, 2011, APCo has deferred $65 million of environmental costs (excluding $15 million of unrecognized equity carrying costs) and $38 million of renewable energy costs. APCo plans to seek recovery of non-incremental deferred wind power costs ($32 million as of June 30, 2011) in future rate proceedings. If the Virginia SCC were to disallow a portion of APCo's deferred costs, it would reduce future net income and cash flows.

2010 West Virginia Base Rate Case

In May 2010, APCo and WPCo filed a request with the WVPSC to increase annual base rates by $156 million based on an 11.75% return on common equity to be effective March 2011. In March 2011, the WVPSC modified and approved a settlement agreement which increased annual base rates by approximately $51 million based upon a 10% return on common equity. The settlement agreement also resulted in a pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility in the first quarter of 2011. See “Mountaineer Carbon Capture and Storage Project” section below. In addition, the WVPSC allowed APCo to defer and amortize $18 million of previously expensed 2009 incremental storm expenses and allowed APCo and WPCo to defer and amortize $15 million of previously expensed costs related to the 2010 cost reduction initiatives, each over a period of seven years.

Mountaineer Carbon Capture and Storage Project

Product Validation Facility (PVF)

APCo and ALSTOM Power, Inc., an unrelated third party, jointly constructed a CO2 capture validation facility, which was placed into service in September 2009. APCo also constructed and owns the necessary facilities to store the CO2. In October 2009, APCo started injecting CO2 into the underground storage facilities. The injection of CO2 required the recording of an asset retirement obligation and an offsetting regulatory asset. In May 2011, the PVF ended operations and decommissioning of the facility began.

In APCo's and WPCo's May 2010 West Virginia base rate filing, APCo and WPCo requested rate base treatment of the PVF, including recovery of the related asset retirement obligation regulatory asset amortization and accretion. In March 2011, a WVPSC order denied the request for rate base treatment of the PVF largely due to its experimental operation. The base rate order provided that should APCo construct a commercial scale carbon capture and sequestration (CCS) facility, only the West Virginia portion of the PVF costs, based on load sharing among certain AEP operating companies, may be considered used and useful plant in service and included in future rate base. As a result, APCo recorded a pretax write-off of $41 million ($26 million net of tax) in the first quarter of 2011 recorded to Other Operation expense on the Condensed Consolidated Statements of Operations. See “2010 West Virginia Base Rate Case” section above. As of June 30, 2011, APCo has recorded a noncurrent regulatory asset of $19 million related to the PVF. If APCo cannot recover its remaining PVF investment and related accretion expenses, it would reduce future net income and cash flows.

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. AEPSC, on behalf of APCo, applied for and was selected to receive funding from the DOE for the project. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. In July 2011, management informed the DOE that it will complete a Front-End Engineering and Design study during the third quarter of 2011, but it is postponing any further CCS project activities because of the uncertainty about the regulation of CO2. As of June 30, 2011, the project has incurred $30 million in total costs and has received $10 million of DOE eligible funding resulting in a $20 million net balance recorded in Deferred Charges and Other Noncurrent Assets on the Condensed Consolidated Balance Sheets. Requests for recovery are in process in Michigan, Ohio and Virginia. If the costs of the CCS project cannot be recovered, it would reduce future net income and cash flows.

APCo's Filings for an IGCC Plant

In 2008, the Virginia SCC issued an order denying APCo's request for a surcharge rate mechanism to provide for the timely recovery of pre-construction costs and the ongoing financing costs of the project during the construction period, as well as the capital costs, operating costs and a return on common equity once the facility is placed into commercial operation. The order was based upon the Virginia SCC's finding that the estimated cost of the plant was uncertain and may escalate. The Virginia SCC also expressed concerns that the estimated costs did not include a retrofitting of CCS facilities. During 2009, based on the order received in Virginia, the WVPSC removed the IGCC case as an active case from its docket and indicated that the conditional Certificate of Environmental Compatibility and Public Need granted in 2008 must be reconsidered if and when APCo proceeds with the IGCC plant.

Through June 30, 2011, APCo deferred for future recovery pre-construction IGCC costs of approximately $9 million applicable to its West Virginia jurisdiction, approximately $2 million applicable to its FERC jurisdiction and approximately $9 million applicable to its Virginia jurisdiction.

APCo will not start construction of the IGCC plant until sufficient assurance of full cost recovery exists in Virginia and West Virginia. If the plant is cancelled, APCo plans to seek recovery of its prudently incurred deferred pre-construction costs. If the costs are not recoverable, it would reduce future net income and cash flows and impact financial condition.

APCo's and WPCo's Expanded Net Energy Charge (ENEC) Filing

In September 2009, the WVPSC issued an order approving APCo's and WPCo's March 2009 ENEC request. The approved order provided for recovery of an under-recovered balance plus a projected increase in ENEC costs over a four-year phase-in period with an overall increase of $355 million and a first-year increase of $124 million, effective October 2009.

In June 2010, the WVPSC approved a settlement agreement for $96 million, including $10 million of construction surcharges related to APCo's and WPCo's second year ENEC increase. The settlement agreement allows APCo to accrue a weighted average cost of a capital carrying charge on the excess under-recovery balance due to the ENEC phase-in as adjusted for the impacts of Accumulated Deferred Income Taxes. The new rates became effective in July 2010.

In June 2011, the WVPSC issued an order approving a $98 million annual increase including $8 million of construction surcharges and $8 million of carrying charges related to APCo's and WPCo's third year ENEC increase. The order also allows APCo to accrue a fixed annual carrying cost rate of 4%. The new rates became effective in July 2011. Additionally, the order approved APCo's request to purchase the Dresden Plant, currently under construction, from AEGCo and approved deferral of post in-service Dresden Plant costs, including a return, for future recovery. As of June 30, 2011, APCo's ENEC under-recovery balance was $387 million, excluding $8 million of unrecognized equity carrying costs, which is included in noncurrent regulatory assets. If the WVPSC were to disallow a portion of APCo's and WPCo's deferred ENEC costs, it could reduce future net income and cash flows and impact financial condition.

PSO Rate Matters

PSO 2008 Fuel and Purchased Power

In July 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudency review of the related costs. In March 2010, the Oklahoma Attorney General and the Oklahoma Industrial Energy Consumers (OIEC) recommended the fuel clause adjustment rider be amended so that the shareholder's portion of off-system sales margins decrease from 25% to 10%. The OIEC also recommended that the OCC conduct a comprehensive review of all affiliate fuel transactions during 2007 and 2008. In July 2010, additional testimony regarding the 2007 transfer of ERCOT trading contracts to AEPEP was filed. The testimony included unquantified refund recommendations relating to re-pricing of those ERCOT trading contracts. Hearings were held in June 2011. If the OCC were to issue an unfavorable decision, it could reduce future net income and cash flows and impact financial condition.

I&M Rate Matters

Michigan 2009 and 2010 Power Supply Cost Recovery (PSCR) Reconciliations (Cook Plant Unit 1 Fire and Shutdown)

In March 2010, I&M filed its 2009 PSCR reconciliation with the MPSC. The filing included an adjustment to exclude from the PSCR the incremental fuel cost of replacement power due to the Unit 1 outage from mid-December 2008 through December 2009, the period during which I&M received and recognized accidental outage insurance proceeds. In October 2010, a settlement agreement was filed with the MPSC which included deferring the Unit 1 outage issue to the 2010 PSCR reconciliation. In March 2011, I&M filed its 2010 PSCR reconciliation with the MPSC. If any fuel clause revenues or accidental outage insurance proceeds have to be paid to customers, it would reduce future net income and cash flows and impact financial condition. See the “Cook Plant Unit 1 Fire and Shutdown” section of Note 4.

2011 Michigan Base Rate Case

In July 2011, I&M filed a request with the MPSC for an annual increase in Michigan base rates of $25 million and a return on equity of 11.15%. The request includes an increase in depreciation rates that would result in a $6 million increase in depreciation expense.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund

In 2004, AEP eliminated transaction-based through-and-out transmission service (T&O) charges in accordance with FERC orders and collected, at the FERC's direction, load-based charges, referred to as RTO SECA, to partially mitigate the loss of T&O revenues on a temporary basis through March 2006. Intervenors objected to the temporary SECA rates. The FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million from 2004 through 2006 when the SECA rates terminated.

In 2006, a FERC Administrative Law Judge (ALJ) issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made. The ALJ also found that any unpaid SECA rates must be paid in the recommended reduced amount.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supports AEP's position and required a compliance filing to be filed with the FERC by August 2010. In June 2010, AEP and other affected companies filed a joint request for rehearing with the FERC.

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC.

The FERC has approved settlements applicable to $112 million of SECA revenue. The AEP East companies provided reserves for net refunds for SECA settlements applicable to the remaining $108 million of SECA revenues collected. Based on the AEP East companies' analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the May 2010 order or the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. No filings have been made at the FERC. It is unknown at this time whether the AEP Power Pool will be replaced by a new agreement among some or all of the members, whether individual companies will enter into bilateral or multi-party contracts with each other for power sales and purchases or asset transfers or if each company will choose to operate independently. This decision to terminate is subject to management's ongoing evaluation. The AEP Power Pool members may revoke their notices of termination. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

PJM/MISO Market Flow Calculation Settlement Adjustments

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Appalachian Power Co [Member]
Rate Matters [Abstract]
Rate Matters

2011 Virginia Biennial Base Rate Case

In March 2011, APCo filed a generation and distribution base rate request with the Virginia SCC to increase annual base rates by $126 million based upon an 11.65% return on common equity to be effective no later than February 2012. The return on common equity includes a requested 0.5% renewable portfolio standards incentive as allowed by law. APCo proposed to mitigate the requested base rate increase by $51 million by maintaining current depreciation rates until the next biennial filing. If approved, APCo's net base rate increase would be $75 million. In July 2011, an Attorney General witness recommended an $80 million reduction in APCo's requested rate year capacity charges.

Rate Adjustment Clauses

In 2007, the Virginia law governing the regulation of electric utility service was amended to, among other items, provide for rate adjustment clauses (RACs) beginning in January 2009 for the timely and current recovery of costs of: (a) transmission services billed by an RTO, (b) demand side management and energy efficiency programs, (c) renewable energy programs, (d) environmental compliance projects and (e) new generation facilities, including major unit modifications. In March 2011, APCo filed for approval of an environmental RAC, a renewable energy program RAC and a generation RAC simultaneous with the 2011 Virginia base rate filing. The environmental RAC is requesting recovery of environmental compliance costs incurred from January 2009 through December 2010 of $38 million annually based on a two-year amortization. The renewable energy program RAC is requesting the incremental portion of deferred wind power costs for the Camp Grove and Fowler Ridge projects of $6 million. The generation RAC is requesting recovery of the Dresden Plant, currently under construction, which APCo has requested to purchase from AEGCo.

In accordance with Virginia law, APCo is deferring incremental environmental costs incurred after December 2008 and renewable energy costs incurred after August 2009 which are not being recovered in current revenues. As of June 30, 2011, APCo has deferred $65 million of environmental costs (excluding $15 million of unrecognized equity carrying costs) and $38 million of renewable energy costs. APCo plans to seek recovery of non-incremental deferred wind power costs ($32 million as of June 30, 2011) in future rate proceedings. If the Virginia SCC were to disallow a portion of APCo's deferred costs, it would reduce future net income and cash flows.

APCo's Filings for an IGCC Plant

In 2008, the Virginia SCC issued an order denying APCo's request for a surcharge rate mechanism to provide for the timely recovery of pre-construction costs and the ongoing financing costs of the project during the construction period, as well as the capital costs, operating costs and a return on common equity once the facility is placed into commercial operation. The order was based upon the Virginia SCC's finding that the estimated cost of the plant was uncertain and may escalate. The Virginia SCC also expressed concerns that the estimated costs did not include a retrofitting of CCS facilities. During 2009, based on the order received in Virginia, the WVPSC removed the IGCC case as an active case from its docket and indicated that the conditional Certificate of Environmental Compatibility and Public Need granted in 2008 must be reconsidered if and when APCo proceeds with the IGCC plant.

Through June 30, 2011, APCo deferred for future recovery pre-construction IGCC costs of approximately $9 million applicable to its West Virginia jurisdiction, approximately $2 million applicable to its FERC jurisdiction and approximately $9 million applicable to its Virginia jurisdiction.

APCo will not start construction of the IGCC plant until sufficient assurance of full cost recovery exists in Virginia and West Virginia. If the plant is cancelled, APCo plans to seek recovery of its prudently incurred deferred pre-construction costs. If the costs are not recoverable, it would reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

As discussed in the 2010 Annual Report, the Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within the 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	APCo		I&M
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Not Earning a Return
Virginia Environmental Rate Adjustment Clause	$65,348	$55,724	$-	$-
Deferred Wind Power Costs	37,839	28,584	-	-
Storm Related Costs	25,225	25,225	-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility (a)	19,254	59,866	-	-
Special Rate Mechanism for Century Aluminum	12,708	12,628	-	-
Other Regulatory Assets Not Yet Being Recovered	1,469	604	-	-
Total Regulatory Assets Not Yet Being Recovered	$161,843	$182,631	$-	$-

	CSPCo		OPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs (b)	$37,240	$33,709	$23,709	$21,246
Customer Choice Deferrals (b)	30,108	29,716	29,492	29,141
Storm Related Costs (b)	19,609	19,122	11,301	11,021
Acquisition of Monongahela Power (b)	8,592	7,929	-	-
Economic Development Rider	3,143	3,057	3,143	3,057
Other Regulatory Assets Not Yet Being Recovered	291	287	396	391
Regulatory Assets Currently Not Earning a Return
Acquisition of Monongahela Power (b)	4,052	4,052	-	-
Other Regulatory Assets Not Yet Being Recovered	48	43	65	58
Total Regulatory Assets Not Yet Being Recovered	$103,083	$97,915	$68,106	$64,914

	PSO		SWEPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Storm Related Costs (c)	$18,426	$-	$-	$-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs (c)	-	17,256	1,239	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574	740	613
Total Regulatory Assets Not Yet Being Recovered	$18,426	$17,830	$1,979	$1,852

       (a)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (b)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

APCo Rate Matters

2010 West Virginia Base Rate Case

In May 2010, APCo filed a request with the WVPSC to increase APCo's annual base rates by $140 million based upon an 11.75% return on common equity to be effective March 2011. In March 2011, the WVPSC modified and approved a settlement agreement which increased annual base rates by approximately $46 million based upon a 10% return on common equity. The settlement agreement also resulted in a pretax write-off of a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility in the first quarter of 2011. See “Mountaineer Carbon Capture and Storage Project” section below. In addition, the WVPSC allowed APCo to defer and amortize $18 million of previously expensed 2009 incremental storm expenses and $14 million of previously expensed costs related to the 2010 cost reduction initiatives, each over a period of seven years.

Mountaineer Carbon Capture and Storage Project

Product Validation Facility (PVF)

APCo and ALSTOM Power, Inc., an unrelated third party, jointly constructed a CO2 capture validation facility, which was placed into service in September 2009. APCo also constructed and owns the necessary facilities to store the CO2. In October 2009, APCo started injecting CO2 into the underground storage facilities. The injection of CO2 required the recording of an asset retirement obligation and an offsetting regulatory asset. In May 2011, the PVF ended operations and decommissioning of the facility began.

In APCo's May 2010 West Virginia base rate filing, APCo requested rate base treatment of the PVF, including recovery of the related asset retirement obligation regulatory asset amortization and accretion. In March 2011, a WVPSC order denied the request for rate base treatment of the PVF largely due to its experimental operation. The base rate order provided that should APCo construct a commercial scale carbon capture and sequestration (CCS) facility, only the West Virginia portion of the PVF costs, based on load sharing among certain AEP operating companies, may be considered used and useful plant in service and included in future rate base. As a result, APCo recorded a pretax write-off of $41 million ($26 million net of tax) in the first quarter of 2011 recorded to Other Operation expense on the Condensed Consolidated Statements of Operations. See “2010 West Virginia Base Rate Case” section above. As of June 30, 2011, APCo has recorded a noncurrent regulatory asset of $19 million related to the PVF. If APCo cannot recover its remaining PVF investment and related accretion expenses, it would reduce future net income and cash flows.

Carbon Capture and Sequestration Project with the Department of Energy (DOE) (Commercial Scale Project)

During 2010, AEPSC, on behalf of APCo, began the project definition stage for the potential construction of a new commercial scale CCS facility at the Mountaineer Plant. AEPSC, on behalf of APCo, applied for and was selected to receive funding from the DOE for the project. The DOE agreed to fund 50% of allowable costs incurred for the CCS facility up to a maximum of $334 million. In July 2011, management informed the DOE that it will complete a Front-End Engineering and Design (FEED) study during the third quarter of 2011, but it is postponing any further CCS project activities because of the uncertainty about the regulation of CO2. As of June 30, 2011, the project has incurred $30 million in total costs and has received $10 million of DOE eligible funding resulting in a $20 million net balance recorded in Deferred Charges and Other Noncurrent Assets on the Condensed Consolidated Balance Sheets. In June 2011, FEED study costs were allocated among the Registrant Subsidiaries and KPCo. Requests for recovery are in process in Michigan, Ohio and Virginia. If the Registrant Subsidiaries are unable to recover the allocated costs of the CCS project, it would reduce future net income and cash flows.

APCo's 2009 Expanded Net Energy Charge (ENEC) Filing

In September 2009, the WVPSC issued an order approving APCo's March 2009 ENEC request. The approved order provided for recovery of an under-recovered balance plus a projected increase in ENEC costs over a four-year phase-in period with an overall increase of $320 million and a first-year increase of $112 million, effective October 2009.

In June 2010, the WVPSC approved a settlement agreement for $86 million, including $9 million of construction surcharges related to APCo's second year ENEC increase. The settlement agreement allows APCo to accrue a weighted average cost of capital carrying charge on the excess under-recovery balance due to the ENEC phase-in as adjusted for the impacts of Accumulated Deferred Income Taxes. The new rates became effective in July 2010.

In June 2011, the WVPSC issued an order approving an $88 million annual increase including $7 million of construction surcharges and $7 million of carrying charges related to APCo's third year ENEC increase. The order also allows APCo to accrue a fixed annual carrying cost rate of 4%. The new rates became effective in July 2011. Additionally, the order approved APCo's request to purchase the Dresden Plant, currently under construction, from AEGCo and approved deferral of post in-service Dresden Plant costs, including a return, for future recovery. As of June 30, 2011, APCo's ENEC under-recovery balance was $387 million, excluding $8 million of unrecognized equity carrying costs, which is included in noncurrent regulatory assets. If the WVPSC were to disallow a portion of APCo's deferred ENEC costs, it could reduce future net income and cash flows and impact financial condition.

WPCo Merger with APCo

In a November 2009 proceeding established by the WVPSC to explore options to meet WPCo's future power supply requirements, the WVPSC issued an order approving a joint stipulation among APCo, WPCo, the WVPSC staff and the Consumer Advocate Division. The order approved the recommendation of the signatories to the stipulation that WPCo merge into APCo and be supplied from APCo's existing power resources. Merger approvals from the WVPSC, Virginia SCC and the FERC are required. No merger approval filings have been made.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, CSPCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service (T&O) charges in accordance with FERC orders and collected, at the FERC's direction, load-based charges, referred to as RTO SECA, to partially mitigate the loss of T&O revenues on a temporary basis through March 2006. Intervenors objected to the temporary SECA rates. The FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million from 2004 through 2006 when the SECA rates terminated. APCo's, CSPCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
CSPCo	38.8
I&M	41.3
OPCo	53.3

In 2006, a FERC Administrative Law Judge (ALJ) issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made. The ALJ also found that any unpaid SECA rates must be paid in the recommended reduced amount.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supports AEP's position and requires a compliance filing to be filed with the FERC by August 2010. In June 2010, AEP and other affected companies filed a joint request for rehearing with the FERC.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, CSPCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
CSPCo	7.8
I&M	8.3
OPCo	10.7

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of June 30, 2011 was $32 million. APCo's, CSPCo's, I&M's and OPCo's reserve balances as of June 30, 2011 were:

Company	June 30, 2011
(in millions)
APCo	$10.0
CSPCo	5.6
I&M	5.9
OPCo	7.6

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, CSPCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
CSPCo	3.5	1.8
I&M	3.7	1.9
OPCo	4.8	2.4

Based on the AEP East companies' analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the May 2010 order or the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, CSPCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. No filings have been made at the FERC. It is unknown at this time whether the AEP Power Pool will be replaced by a new agreement among some or all of the members, whether individual companies will enter into bilateral or multi-party contracts with each other for power sales and purchases or asset transfers or if each company will choose to operate independently. This decision to terminate is subject to management's ongoing evaluation. The AEP Power Pool members may revoke their notices of termination. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, CSPCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Columbus Southern Power Co [Member]
Rate Matters [Abstract]
Rate Matters

CSPCo and OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESPs

The PUCO issued an order in March 2009 that modified and approved CSPCo's and OPCo's ESPs which established rates at the start of the April 2009 billing cycle. The ESPs are in effect through 2011. The order also limited annual rate increases for CSPCo to 7% in 2009, 6% in 2010 and 6% in 2011 and for OPCo to 8% in 2009, 7% in 2010 and 8% in 2011. Some rate components and increases are exempt from these limitations. CSPCo and OPCo collected the 2009 annualized revenue increase over the last nine months of 2009.

The order provided a FAC for the three-year period of the ESP. The FAC was phased in to avoid having the resultant rate increases exceed the ordered annual caps described above. The FAC is subject to quarterly true-ups, annual accounting audits and prudency reviews. See the “2009 Fuel Adjustment Clause Audit” section below. The order allowed CSPCo and OPCo to defer any unrecovered FAC costs resulting from the annual caps and to accrue associated carrying charges at their respective weighted average cost of capital. Any deferred FAC regulatory asset balance at the end of the three-year ESP period will be recovered through a non-bypassable surcharge over the period 2012 through 2018. That recovery will include deferrals associated with the Ormet interim arrangement and is subject to the PUCO's ultimate decision regarding the Ormet interim arrangement deferrals plus related carrying charges. See the “Ormet Interim Arrangement” section below. The FAC deferral as of June 30, 2011 was $27 million and $526 million for CSPCo and OPCo, respectively, excluding $388 thousand and $43 million, respectively, of unrecognized equity carrying costs.

Discussed below are the significant outstanding uncertainties related to the ESP order:

The Ohio Consumers' Counsel filed a notice of appeal with the Supreme Court of Ohio raising several issues including alleged retroactive ratemaking, recovery of carrying charges on certain environmental investments, Provider of Last Resort (POLR) charges and the decision not to offset rates by off-system sales margins. In November 2009, the Industrial Energy Users-Ohio (IEU) filed a notice of appeal with the Supreme Court of Ohio challenging components of the ESP order including the POLR charge, the distribution riders for gridSMART® and enhanced reliability, the PUCO's conclusion and supporting evaluation that the modified ESPs are more favorable than the expected results of a market rate offer, the unbundling of the fuel and non-fuel generation rate components, the scope and design of the fuel adjustment clause and the approval of the plan after the 150-day statutory deadline.

In April 2011, the Supreme Court of Ohio (the Court) issued an opinion addressing the aspects of the PUCO's 2009 decision that were challenged which resulted in three reversals, only two of which may have a prospective impact through a remand proceeding. First, the Court concluded that the PUCO's decision amounted to retroactive ratemaking. Since the pertinent revenues were collected in 2009 and the Ohio Consumers' Counsel did not successfully pursue the remedy of obtaining a stay of the order prior to the revenues being collected, there is no remand to the PUCO or refund to customers for this error. Second, the Court held that the PUCO's conclusion that the POLR charge is cost-based conflicted with the evidence and remanded the issue to the PUCO for further consideration. Third, the Court reversed the order's legal basis for a carrying charge associated with certain environmental investments and remanded that issue to the PUCO to determine whether an alternative legal basis supports the charge. Pursuant to a May 2011 PUCO order, CSPCo and OPCo implemented rates subject to refund and filed remand testimony in June 2011. For the month ended June 30, 2011, CSPCo and OPCo recorded $14 million and $16 million, respectively, of revenues subject to refund. In June 2011, the Ohio Consumers' Counsel and the IEU filed testimony recommending a complete denial of collection of any POLR charges and carrying charges on certain environmental investments collected from 2009 through 2011. They proposed unfavorable adjustments for CSPCo and OPCo of up to $370 million and $417 million, respectively, excluding carrying costs. The proposed adjustments include a reduction of deferred FAC and other regulatory assets for the period prior to June 2011 of up to $298 million and $336 million for CSPCo and OPCo, respectively, which management believes is without merit and violates the Court's decision. The proposed adjustments also include refunds and rate reductions of related revenues beginning in June 2011 of $72 million and $81 million for CSPCo and OPCo, respectively. Hearings were held in July 2011.

In April 2010, the IEU filed an additional notice of appeal with the Court challenging alleged retroactive ratemaking, CSPCo and OPCo's abilities to collect through the FAC amounts deferred under the Ormet interim arrangement and the approval of the plan after the 150-day statutory deadline. In June 2011, the Court affirmed the PUCO's decision and dismissed the IEU's appeal.

In January 2011, the PUCO issued an order on CSPCo's and OPCo's 2009 SEET filings and determined that OPCo's 2009 earnings were not significantly excessive but determined relevant CSPCo earnings exceeded the PUCO determined threshold by 2.13%. As a result, the PUCO ordered CSPCo to refund $43 million ($28 million net of tax) of its earnings to customers, which was recorded as a revenue provision on CSPCo's December 2010 books. The PUCO ordered that the significantly excessive earnings be applied first to CSPCo's FAC deferral, including unrecognized equity carrying costs, as of the date of the order, with any remaining balance to be credited to CSPCo's customers on a per kilowatt basis. That credit began with the first billing cycle in February 2011 and will continue through December 2011. Several parties, including CSPCo and OPCo, filed requests for rehearing with the PUCO, which were denied in March 2011. In May 2011, the IEU and the Ohio Energy Group filed appeals with the Court challenging the PUCO's SEET decisions. CSPCo and OPCo are required to file their 2010 SEET filings with the PUCO in 2011. Based upon the approach in the PUCO 2009 order, management does not currently believe that CSPCo or OPCo had any significantly excessive earnings in 2010.

Management is unable to predict the outcome of the ESP remand proceeding and litigation discussed above. If these proceedings, including future SEET filings, result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2014 ESP

In January 2011, CSPCo and OPCo filed an application with the PUCO to approve a new ESP that includes a standard service offer (SSO) pricing on a combined company basis for generation. The rates would be effective with the first billing cycle of January 2012 through the last billing cycle of May 2014. The ESP also includes alternative energy resource requirements and addresses provisions regarding distribution service, energy efficiency requirements, economic development, job retention in Ohio, generation resources and other matters. The SSO presents redesigned generation rates by customer class. Customer class rates vary, but on average, customers will experience base generation increases of 1.4% in 2012 and 2.7% in 2013. The April 2011 decision by the Supreme Court of Ohio referenced above in connection with the 2009-2011 ESP could impact the outcome of the January 2012-May 2014 ESP, though the nature and extent of that impact is not presently known. In July 2011, various intervenors filed testimony that generally asserts CSPCo's and OPCo's proposed SSO rates are higher than the market-rate offer, and objects to certain proposed riders as well as to the proposed non-bypassable nature of certain riders. Additionally, the IEU and Ohio Consumers' Counsel object to revenues collected in the period 2009 through 2011 for POLR and carrying charges related to environmental investments and propose similar adjustments as discussed in the ESP remand proceeding. See the “2009-2011 ESPs” section above. A hearing for this case is scheduled for August 2011 and a decision is expected in the fourth quarter of 2011.

2011 Ohio Distribution Base Rate Case

In February 2011, CSPCo and OPCo filed with the PUCO for annual increases in distribution rates of $34 million and $60 million, respectively. The requested increase is based upon an 11.15% return on common equity to be effective January 2012.

In addition to the annual increases, CSPCo and OPCo requested recovery of the projected December 31, 2012 balances of certain distribution regulatory assets of $216 million and $159 million, respectively, including approximately $102 million and $84 million, respectively, of unrecognized equity carrying costs. These assets and unrecognized carrying costs would be recovered in a requested distribution asset recovery rider over seven years with additional carrying costs, beginning January 2013. The actual balance of these distribution regulatory assets as of June 30, 2011 was $100 million and $64 million for CSPCo and OPCo, respectively, excluding $61 million and $45 million, respectively, of unrecognized equity carrying costs. If CSPCo and OPCo are not ultimately permitted to fully recover their deferrals, it would reduce future net income and cash flows and impact financial condition.

Proposed CSPCo and OPCo Merger

In October 2010, CSPCo and OPCo filed an application with the PUCO to merge CSPCo into OPCo. Approval of the merger will not affect CSPCo's and OPCo's rates until such time as the PUCO approves new rates, terms and conditions for the merged company. In January 2011, CSPCo and OPCo filed an application with the FERC requesting approval for an internal corporate reorganization under which CSPCo will merge into OPCo. CSPCo and OPCo requested the reorganization transaction be effective in October 2011. In July 2011, the FERC issued an order approving the proposed merger. A decision is pending from the PUCO. Management is unable to predict the outcome of this proceeding.

2009 Fuel Adjustment Clause Audit

As required under the ESP orders, the PUCO selected an outside consultant to conduct the audit of the FAC for CSPCo and OPCo for the period of January 2009 through December 2009. In May 2010, the outside consultant provided its confidential audit report to the PUCO. The audit report included a recommendation that the PUCO review whether any proceeds from a 2008 coal contract settlement agreement which totaled $72 million should reduce OPCo's FAC under-recovery balance. Of the total proceeds, approximately $58 million was recognized as a reduction to fuel expense prior to 2009 and $14 million was recognized as a reduction to fuel expense in 2009 and 2010. Hearings were held in August 2010. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO orders any portion of the $58 million previously recognized gains or any future adjustments be used to reduce the FAC deferral, it would reduce future net income and cash flows and impact financial condition.

2010 Fuel Adjustment Clause Audit

In May 2011, the PUCO-selected outside consultant issued their results of the 2010 FAC audit for CSPCo and OPCo. The audit report included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balances and determine whether the carrying costs on the balances should be net of accumulated income taxes. As of June 30, 2011, the amount of OPCo's carrying costs that could potentially be at risk is estimated to be $13 million, excluding $16 million of unrecognized equity carrying costs. The amount of carrying costs for CSPCo that could potentially be at risk is immaterial. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO order results in a reduction in the carrying charges related to the FAC deferrals, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

CSPCo, OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filings and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio's April 2011 decision referenced in the “2009-2011 ESPs” section above. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record regulatory assets for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, CSPCo and OPCo had $30 million and $34 million, respectively, of deferred FAC related to the interim arrangement including recognized carrying charges. These amounts exclude $1 million and $1 million, respectively, of unrecognized equity carrying costs. In November 2009, CSPCo and OPCo requested that the PUCO approve recovery of the deferrals under the interim agreement plus a weighted average cost of capital carrying charge. The interim arrangement deferrals are included in CSPCo's and OPCo's FAC phase-in deferral balances. See “Ohio Electric Security Plan Filings” section above. In the ESP proceeding, intervenors requested that CSPCo and OPCo be required to refund the Ormet-related regulatory assets and requested that the PUCO prevent CSPCo and OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request in the 2009-2011 ESP proceeding. The intervenors raised the issue again in response to CSPCo's and OPCo's November 2009 filing to approve recovery of the deferrals under the interim agreement and this issue remains pending before the PUCO. If CSPCo and OPCo are not ultimately permitted to fully recover their requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Economic Development Rider

In April 2010, the IEU filed a notice of appeal of the 2009 PUCO-approved Economic Development Rider (EDR) with the Supreme Court of Ohio. The EDR collects from ratepayers the difference between the standard tariff and lower contract billings to qualifying industrial customers, subject to PUCO approval. The IEU raised several issues including claims that: (a) the PUCO lost jurisdiction over CSPCo's and OPCo's ESP proceedings and related proceedings when the PUCO failed to issue ESP orders within the 150-day statutory deadline, (b) the EDR should not be exempt from the ESP annual rate limitations and (c) CSPCo and OPCo should not be allowed to apply a weighted average long-term debt carrying cost on deferred EDR regulatory assets. In June 2011, the Supreme Court of Ohio affirmed the PUCO's decision and dismissed the IEU's appeal.

In June 2010, the IEU filed a notice of appeal of the 2010 PUCO-approved EDR with the Supreme Court of Ohio raising the same issues as noted in the 2009 EDR appeal. In addition, the IEU added a claim that CSPCo and OPCo should not be able to take the benefits of the higher ESP rates while simultaneously challenging the ESP orders. In June 2011, the IEU voluntarily dismissed the 2010 EDR appeal issues that were the same issues dismissed by the Supreme Court of Ohio in their 2009 EDR appeal referenced above. A decision from the Supreme Court of Ohio is pending on the remaining issue.

As of June 30, 2011, CSPCo and OPCo have incurred EDR costs of $59 million and $55 million, respectively, including carrying costs. Of these costs, CSPCo and OPCo have collected $50 million and $39 million, respectively, through the EDR, which CSPCo and OPCo began collecting in January 2010. The remaining $9 million and $16 million for CSPCo and OPCo, respectively, are recorded as deferred EDR regulatory assets. If CSPCo and OPCo are not ultimately permitted to recover their deferrals or are required to refund EDR revenue collected, it would reduce future net income and cash flows and impact financial condition.

Ohio IGCC Plant

In March 2005, CSPCo and OPCo filed a joint application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. Through June 30, 2011, CSPCo and OPCo have collected $12 million and $12 million, respectively, in pre-construction costs authorized in a June 2006 PUCO order and incurred $11 million and $11 million, respectively, in pre-construction costs. As a result, CSPCo and OPCo established net regulatory liabilities of approximately $1 million and $1 million, respectively. The order also provided that if CSPCo and OPCo have not commenced a continuous course of construction of the proposed IGCC plant before June 2011, any pre-construction costs that may be utilized in projects at other sites must be refunded to Ohio ratepayers with interest. As of June 2011, there were no active IGCC projects at other AEP sites. In June 2011, CSPCo and OPCo filed a recommendation with the PUCO to refund to customers $2 million and $2 million, respectively, for the over-recovered pre-construction costs including interest. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of any cost recovery litigation concerning the Ohio IGCC plant or what effect, if any, such litigation would have on future net income and cash flows. However, if CSPCo and OPCo are required to refund pre-construction costs collected in excess of the over-recovered pre-construction costs, it would reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

As discussed in the 2010 Annual Report, the Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within the 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	APCo		I&M
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Not Earning a Return
Virginia Environmental Rate Adjustment Clause	$65,348	$55,724	$-	$-
Deferred Wind Power Costs	37,839	28,584	-	-
Storm Related Costs	25,225	25,225	-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility (a)	19,254	59,866	-	-
Special Rate Mechanism for Century Aluminum	12,708	12,628	-	-
Other Regulatory Assets Not Yet Being Recovered	1,469	604	-	-
Total Regulatory Assets Not Yet Being Recovered	$161,843	$182,631	$-	$-

	CSPCo		OPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs (b)	$37,240	$33,709	$23,709	$21,246
Customer Choice Deferrals (b)	30,108	29,716	29,492	29,141
Storm Related Costs (b)	19,609	19,122	11,301	11,021
Acquisition of Monongahela Power (b)	8,592	7,929	-	-
Economic Development Rider	3,143	3,057	3,143	3,057
Other Regulatory Assets Not Yet Being Recovered	291	287	396	391
Regulatory Assets Currently Not Earning a Return
Acquisition of Monongahela Power (b)	4,052	4,052	-	-
Other Regulatory Assets Not Yet Being Recovered	48	43	65	58
Total Regulatory Assets Not Yet Being Recovered	$103,083	$97,915	$68,106	$64,914

	PSO		SWEPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Storm Related Costs (c)	$18,426	$-	$-	$-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs (c)	-	17,256	1,239	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574	740	613
Total Regulatory Assets Not Yet Being Recovered	$18,426	$17,830	$1,979	$1,852

       (a)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (b)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, CSPCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service (T&O) charges in accordance with FERC orders and collected, at the FERC's direction, load-based charges, referred to as RTO SECA, to partially mitigate the loss of T&O revenues on a temporary basis through March 2006. Intervenors objected to the temporary SECA rates. The FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million from 2004 through 2006 when the SECA rates terminated. APCo's, CSPCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
CSPCo	38.8
I&M	41.3
OPCo	53.3

In 2006, a FERC Administrative Law Judge (ALJ) issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made. The ALJ also found that any unpaid SECA rates must be paid in the recommended reduced amount.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supports AEP's position and requires a compliance filing to be filed with the FERC by August 2010. In June 2010, AEP and other affected companies filed a joint request for rehearing with the FERC.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, CSPCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
CSPCo	7.8
I&M	8.3
OPCo	10.7

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of June 30, 2011 was $32 million. APCo's, CSPCo's, I&M's and OPCo's reserve balances as of June 30, 2011 were:

Company	June 30, 2011
(in millions)
APCo	$10.0
CSPCo	5.6
I&M	5.9
OPCo	7.6

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, CSPCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
CSPCo	3.5	1.8
I&M	3.7	1.9
OPCo	4.8	2.4

Based on the AEP East companies' analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the May 2010 order or the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, CSPCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. No filings have been made at the FERC. It is unknown at this time whether the AEP Power Pool will be replaced by a new agreement among some or all of the members, whether individual companies will enter into bilateral or multi-party contracts with each other for power sales and purchases or asset transfers or if each company will choose to operate independently. This decision to terminate is subject to management's ongoing evaluation. The AEP Power Pool members may revoke their notices of termination. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, CSPCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Indiana Michigan Power Co [Member]
Rate Matters [Abstract]
Rate Matters

I&M Rate Matters

Michigan 2009 and 2010 Power Supply Cost Recovery (PSCR) Reconciliations (Cook Plant Unit 1 Fire and Shutdown)

In March 2010, I&M filed its 2009 PSCR reconciliation with the MPSC. The filing included an adjustment to exclude from the PSCR the incremental fuel cost of replacement power due to the Unit 1 outage from mid-December 2008 through December 2009, the period during which I&M received and recognized accidental outage insurance proceeds. In October 2010, a settlement agreement was filed with the MPSC which included deferring the Unit 1 outage issue to the 2010 PSCR reconciliation. In March 2011, I&M filed its 2010 PSCR reconciliation with the MPSC. If any fuel clause revenues or accidental outage insurance proceeds have to be paid to customers, it would reduce future net income and cash flows and impact financial condition. See the “Cook Plant Unit 1 Fire and Shutdown” section of Note 4.

2011 Michigan Base Rate Case

In July 2011, I&M filed a request with the MPSC for an annual increase in Michigan base rates of $25 million and a return on equity of 11.15%. The request includes an increase in depreciation rates that would result in a $6 million increase in depreciation expense.

3. RATE MATTERS

As discussed in the 2010 Annual Report, the Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within the 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	APCo		I&M
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Not Earning a Return
Virginia Environmental Rate Adjustment Clause	$65,348	$55,724	$-	$-
Deferred Wind Power Costs	37,839	28,584	-	-
Storm Related Costs	25,225	25,225	-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility (a)	19,254	59,866	-	-
Special Rate Mechanism for Century Aluminum	12,708	12,628	-	-
Other Regulatory Assets Not Yet Being Recovered	1,469	604	-	-
Total Regulatory Assets Not Yet Being Recovered	$161,843	$182,631	$-	$-

	CSPCo		OPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs (b)	$37,240	$33,709	$23,709	$21,246
Customer Choice Deferrals (b)	30,108	29,716	29,492	29,141
Storm Related Costs (b)	19,609	19,122	11,301	11,021
Acquisition of Monongahela Power (b)	8,592	7,929	-	-
Economic Development Rider	3,143	3,057	3,143	3,057
Other Regulatory Assets Not Yet Being Recovered	291	287	396	391
Regulatory Assets Currently Not Earning a Return
Acquisition of Monongahela Power (b)	4,052	4,052	-	-
Other Regulatory Assets Not Yet Being Recovered	48	43	65	58
Total Regulatory Assets Not Yet Being Recovered	$103,083	$97,915	$68,106	$64,914

	PSO		SWEPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Storm Related Costs (c)	$18,426	$-	$-	$-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs (c)	-	17,256	1,239	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574	740	613
Total Regulatory Assets Not Yet Being Recovered	$18,426	$17,830	$1,979	$1,852

       (a)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (b)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, CSPCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service (T&O) charges in accordance with FERC orders and collected, at the FERC's direction, load-based charges, referred to as RTO SECA, to partially mitigate the loss of T&O revenues on a temporary basis through March 2006. Intervenors objected to the temporary SECA rates. The FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million from 2004 through 2006 when the SECA rates terminated. APCo's, CSPCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
CSPCo	38.8
I&M	41.3
OPCo	53.3

In 2006, a FERC Administrative Law Judge (ALJ) issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made. The ALJ also found that any unpaid SECA rates must be paid in the recommended reduced amount.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supports AEP's position and requires a compliance filing to be filed with the FERC by August 2010. In June 2010, AEP and other affected companies filed a joint request for rehearing with the FERC.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, CSPCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
CSPCo	7.8
I&M	8.3
OPCo	10.7

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of June 30, 2011 was $32 million. APCo's, CSPCo's, I&M's and OPCo's reserve balances as of June 30, 2011 were:

Company	June 30, 2011
(in millions)
APCo	$10.0
CSPCo	5.6
I&M	5.9
OPCo	7.6

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, CSPCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
CSPCo	3.5	1.8
I&M	3.7	1.9
OPCo	4.8	2.4

Based on the AEP East companies' analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the May 2010 order or the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, CSPCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. No filings have been made at the FERC. It is unknown at this time whether the AEP Power Pool will be replaced by a new agreement among some or all of the members, whether individual companies will enter into bilateral or multi-party contracts with each other for power sales and purchases or asset transfers or if each company will choose to operate independently. This decision to terminate is subject to management's ongoing evaluation. The AEP Power Pool members may revoke their notices of termination. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, CSPCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Ohio Power Co [Member]
Rate Matters [Abstract]
Rate Matters

CSPCo and OPCo Rate Matters

Ohio Electric Security Plan Filings

2009 – 2011 ESPs

The PUCO issued an order in March 2009 that modified and approved CSPCo's and OPCo's ESPs which established rates at the start of the April 2009 billing cycle. The ESPs are in effect through 2011. The order also limited annual rate increases for CSPCo to 7% in 2009, 6% in 2010 and 6% in 2011 and for OPCo to 8% in 2009, 7% in 2010 and 8% in 2011. Some rate components and increases are exempt from these limitations. CSPCo and OPCo collected the 2009 annualized revenue increase over the last nine months of 2009.

The order provided a FAC for the three-year period of the ESP. The FAC was phased in to avoid having the resultant rate increases exceed the ordered annual caps described above. The FAC is subject to quarterly true-ups, annual accounting audits and prudency reviews. See the “2009 Fuel Adjustment Clause Audit” section below. The order allowed CSPCo and OPCo to defer any unrecovered FAC costs resulting from the annual caps and to accrue associated carrying charges at their respective weighted average cost of capital. Any deferred FAC regulatory asset balance at the end of the three-year ESP period will be recovered through a non-bypassable surcharge over the period 2012 through 2018. That recovery will include deferrals associated with the Ormet interim arrangement and is subject to the PUCO's ultimate decision regarding the Ormet interim arrangement deferrals plus related carrying charges. See the “Ormet Interim Arrangement” section below. The FAC deferral as of June 30, 2011 was $27 million and $526 million for CSPCo and OPCo, respectively, excluding $388 thousand and $43 million, respectively, of unrecognized equity carrying costs.

Discussed below are the significant outstanding uncertainties related to the ESP order:

The Ohio Consumers' Counsel filed a notice of appeal with the Supreme Court of Ohio raising several issues including alleged retroactive ratemaking, recovery of carrying charges on certain environmental investments, Provider of Last Resort (POLR) charges and the decision not to offset rates by off-system sales margins. In November 2009, the Industrial Energy Users-Ohio (IEU) filed a notice of appeal with the Supreme Court of Ohio challenging components of the ESP order including the POLR charge, the distribution riders for gridSMART® and enhanced reliability, the PUCO's conclusion and supporting evaluation that the modified ESPs are more favorable than the expected results of a market rate offer, the unbundling of the fuel and non-fuel generation rate components, the scope and design of the fuel adjustment clause and the approval of the plan after the 150-day statutory deadline.

In April 2011, the Supreme Court of Ohio (the Court) issued an opinion addressing the aspects of the PUCO's 2009 decision that were challenged which resulted in three reversals, only two of which may have a prospective impact through a remand proceeding. First, the Court concluded that the PUCO's decision amounted to retroactive ratemaking. Since the pertinent revenues were collected in 2009 and the Ohio Consumers' Counsel did not successfully pursue the remedy of obtaining a stay of the order prior to the revenues being collected, there is no remand to the PUCO or refund to customers for this error. Second, the Court held that the PUCO's conclusion that the POLR charge is cost-based conflicted with the evidence and remanded the issue to the PUCO for further consideration. Third, the Court reversed the order's legal basis for a carrying charge associated with certain environmental investments and remanded that issue to the PUCO to determine whether an alternative legal basis supports the charge. Pursuant to a May 2011 PUCO order, CSPCo and OPCo implemented rates subject to refund and filed remand testimony in June 2011. For the month ended June 30, 2011, CSPCo and OPCo recorded $14 million and $16 million, respectively, of revenues subject to refund. In June 2011, the Ohio Consumers' Counsel and the IEU filed testimony recommending a complete denial of collection of any POLR charges and carrying charges on certain environmental investments collected from 2009 through 2011. They proposed unfavorable adjustments for CSPCo and OPCo of up to $370 million and $417 million, respectively, excluding carrying costs. The proposed adjustments include a reduction of deferred FAC and other regulatory assets for the period prior to June 2011 of up to $298 million and $336 million for CSPCo and OPCo, respectively, which management believes is without merit and violates the Court's decision. The proposed adjustments also include refunds and rate reductions of related revenues beginning in June 2011 of $72 million and $81 million for CSPCo and OPCo, respectively. Hearings were held in July 2011.

In April 2010, the IEU filed an additional notice of appeal with the Court challenging alleged retroactive ratemaking, CSPCo and OPCo's abilities to collect through the FAC amounts deferred under the Ormet interim arrangement and the approval of the plan after the 150-day statutory deadline. In June 2011, the Court affirmed the PUCO's decision and dismissed the IEU's appeal.

In January 2011, the PUCO issued an order on CSPCo's and OPCo's 2009 SEET filings and determined that OPCo's 2009 earnings were not significantly excessive but determined relevant CSPCo earnings exceeded the PUCO determined threshold by 2.13%. As a result, the PUCO ordered CSPCo to refund $43 million ($28 million net of tax) of its earnings to customers, which was recorded as a revenue provision on CSPCo's December 2010 books. The PUCO ordered that the significantly excessive earnings be applied first to CSPCo's FAC deferral, including unrecognized equity carrying costs, as of the date of the order, with any remaining balance to be credited to CSPCo's customers on a per kilowatt basis. That credit began with the first billing cycle in February 2011 and will continue through December 2011. Several parties, including CSPCo and OPCo, filed requests for rehearing with the PUCO, which were denied in March 2011. In May 2011, the IEU and the Ohio Energy Group filed appeals with the Court challenging the PUCO's SEET decisions. CSPCo and OPCo are required to file their 2010 SEET filings with the PUCO in 2011. Based upon the approach in the PUCO 2009 order, management does not currently believe that CSPCo or OPCo had any significantly excessive earnings in 2010.

Management is unable to predict the outcome of the ESP remand proceeding and litigation discussed above. If these proceedings, including future SEET filings, result in adverse rulings, it could reduce future net income and cash flows and impact financial condition.

January 2012 – May 2014 ESP

In January 2011, CSPCo and OPCo filed an application with the PUCO to approve a new ESP that includes a standard service offer (SSO) pricing on a combined company basis for generation. The rates would be effective with the first billing cycle of January 2012 through the last billing cycle of May 2014. The ESP also includes alternative energy resource requirements and addresses provisions regarding distribution service, energy efficiency requirements, economic development, job retention in Ohio, generation resources and other matters. The SSO presents redesigned generation rates by customer class. Customer class rates vary, but on average, customers will experience base generation increases of 1.4% in 2012 and 2.7% in 2013. The April 2011 decision by the Supreme Court of Ohio referenced above in connection with the 2009-2011 ESP could impact the outcome of the January 2012-May 2014 ESP, though the nature and extent of that impact is not presently known. In July 2011, various intervenors filed testimony that generally asserts CSPCo's and OPCo's proposed SSO rates are higher than the market-rate offer, and objects to certain proposed riders as well as to the proposed non-bypassable nature of certain riders. Additionally, the IEU and Ohio Consumers' Counsel object to revenues collected in the period 2009 through 2011 for POLR and carrying charges related to environmental investments and propose similar adjustments as discussed in the ESP remand proceeding. See the “2009-2011 ESPs” section above. A hearing for this case is scheduled for August 2011 and a decision is expected in the fourth quarter of 2011.

2011 Ohio Distribution Base Rate Case

In February 2011, CSPCo and OPCo filed with the PUCO for annual increases in distribution rates of $34 million and $60 million, respectively. The requested increase is based upon an 11.15% return on common equity to be effective January 2012.

In addition to the annual increases, CSPCo and OPCo requested recovery of the projected December 31, 2012 balances of certain distribution regulatory assets of $216 million and $159 million, respectively, including approximately $102 million and $84 million, respectively, of unrecognized equity carrying costs. These assets and unrecognized carrying costs would be recovered in a requested distribution asset recovery rider over seven years with additional carrying costs, beginning January 2013. The actual balance of these distribution regulatory assets as of June 30, 2011 was $100 million and $64 million for CSPCo and OPCo, respectively, excluding $61 million and $45 million, respectively, of unrecognized equity carrying costs. If CSPCo and OPCo are not ultimately permitted to fully recover their deferrals, it would reduce future net income and cash flows and impact financial condition.

Proposed CSPCo and OPCo Merger

In October 2010, CSPCo and OPCo filed an application with the PUCO to merge CSPCo into OPCo. Approval of the merger will not affect CSPCo's and OPCo's rates until such time as the PUCO approves new rates, terms and conditions for the merged company. In January 2011, CSPCo and OPCo filed an application with the FERC requesting approval for an internal corporate reorganization under which CSPCo will merge into OPCo. CSPCo and OPCo requested the reorganization transaction be effective in October 2011. In July 2011, the FERC issued an order approving the proposed merger. A decision is pending from the PUCO. Management is unable to predict the outcome of this proceeding.

Requested Sporn Unit 5 Shutdown and Proposed Distribution Rider

In October 2010, OPCo filed an application with the PUCO for the approval of a December 2010 closure of Sporn Unit 5 and the simultaneous establishment of a new non-bypassable distribution rider outside the rate caps established in the 2009 – 2011 ESP proceeding. The proposed rider would recover the net book value of the unit as well as related materials and supplies as of December 2010, which was estimated to total $59 million, as well as future closure costs incurred after December 2010. OPCo also requested authority to record the future closure costs as a regulatory asset or regulatory liability with a weighted average cost of capital carrying charge to be included in the proposed non-bypassable distribution rider after the costs are incurred. Pending PUCO approval, Sporn Unit 5 continues to operate. In April 2011, intervenors filed comments opposing OPCo's application. A PUCO decision is pending as to whether a hearing will be ordered. Management is unable to predict the outcome of this proceeding.

2009 Fuel Adjustment Clause Audit

As required under the ESP orders, the PUCO selected an outside consultant to conduct the audit of the FAC for CSPCo and OPCo for the period of January 2009 through December 2009. In May 2010, the outside consultant provided its confidential audit report to the PUCO. The audit report included a recommendation that the PUCO review whether any proceeds from a 2008 coal contract settlement agreement which totaled $72 million should reduce OPCo's FAC under-recovery balance. Of the total proceeds, approximately $58 million was recognized as a reduction to fuel expense prior to 2009 and $14 million was recognized as a reduction to fuel expense in 2009 and 2010. Hearings were held in August 2010. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO orders any portion of the $58 million previously recognized gains or any future adjustments be used to reduce the FAC deferral, it would reduce future net income and cash flows and impact financial condition.

2010 Fuel Adjustment Clause Audit

In May 2011, the PUCO-selected outside consultant issued their results of the 2010 FAC audit for CSPCo and OPCo. The audit report included a recommendation that the PUCO reexamine the carrying costs on the deferred FAC balances and determine whether the carrying costs on the balances should be net of accumulated income taxes. As of June 30, 2011, the amount of OPCo's carrying costs that could potentially be at risk is estimated to be $13 million, excluding $16 million of unrecognized equity carrying costs. The amount of carrying costs for CSPCo that could potentially be at risk is immaterial. A decision from the PUCO is pending. Management is unable to predict the outcome of this proceeding. If the PUCO order results in a reduction in the carrying charges related to the FAC deferrals, it would reduce future net income and cash flows and impact financial condition.

Ormet Interim Arrangement

CSPCo, OPCo and Ormet, a large aluminum company, filed an application with the PUCO for approval of an interim arrangement governing the provision of generation service to Ormet. This interim arrangement was approved by the PUCO and was effective from January 2009 through September 2009. In March 2009, the PUCO approved a FAC in the ESP filings and the FAC aspect of the ESP order was upheld by the Supreme Court of Ohio's April 2011 decision referenced in the “2009-2011 ESPs” section above. The approval of the FAC as part of the ESP, together with the PUCO approval of the interim arrangement, provided the basis to record regulatory assets for the difference between the approved market price and the rate paid by Ormet. Through September 2009, the last month of the interim arrangement, CSPCo and OPCo had $30 million and $34 million, respectively, of deferred FAC related to the interim arrangement including recognized carrying charges. These amounts exclude $1 million and $1 million, respectively, of unrecognized equity carrying costs. In November 2009, CSPCo and OPCo requested that the PUCO approve recovery of the deferrals under the interim agreement plus a weighted average cost of capital carrying charge. The interim arrangement deferrals are included in CSPCo's and OPCo's FAC phase-in deferral balances. See “Ohio Electric Security Plan Filings” section above. In the ESP proceeding, intervenors requested that CSPCo and OPCo be required to refund the Ormet-related regulatory assets and requested that the PUCO prevent CSPCo and OPCo from collecting the Ormet-related revenues in the future. The PUCO did not take any action on this request in the 2009-2011 ESP proceeding. The intervenors raised the issue again in response to CSPCo's and OPCo's November 2009 filing to approve recovery of the deferrals under the interim agreement and this issue remains pending before the PUCO. If CSPCo and OPCo are not ultimately permitted to fully recover their requested deferrals under the interim arrangement, it would reduce future net income and cash flows and impact financial condition.

Economic Development Rider

In April 2010, the IEU filed a notice of appeal of the 2009 PUCO-approved Economic Development Rider (EDR) with the Supreme Court of Ohio. The EDR collects from ratepayers the difference between the standard tariff and lower contract billings to qualifying industrial customers, subject to PUCO approval. The IEU raised several issues including claims that: (a) the PUCO lost jurisdiction over CSPCo's and OPCo's ESP proceedings and related proceedings when the PUCO failed to issue ESP orders within the 150-day statutory deadline, (b) the EDR should not be exempt from the ESP annual rate limitations and (c) CSPCo and OPCo should not be allowed to apply a weighted average long-term debt carrying cost on deferred EDR regulatory assets. In June 2011, the Supreme Court of Ohio affirmed the PUCO's decision and dismissed the IEU's appeal.

In June 2010, the IEU filed a notice of appeal of the 2010 PUCO-approved EDR with the Supreme Court of Ohio raising the same issues as noted in the 2009 EDR appeal. In addition, the IEU added a claim that CSPCo and OPCo should not be able to take the benefits of the higher ESP rates while simultaneously challenging the ESP orders. In June 2011, the IEU voluntarily dismissed the 2010 EDR appeal issues that were the same issues dismissed by the Supreme Court of Ohio in their 2009 EDR appeal referenced above. A decision from the Supreme Court of Ohio is pending on the remaining issue.

As of June 30, 2011, CSPCo and OPCo have incurred EDR costs of $59 million and $55 million, respectively, including carrying costs. Of these costs, CSPCo and OPCo have collected $50 million and $39 million, respectively, through the EDR, which CSPCo and OPCo began collecting in January 2010. The remaining $9 million and $16 million for CSPCo and OPCo, respectively, are recorded as deferred EDR regulatory assets. If CSPCo and OPCo are not ultimately permitted to recover their deferrals or are required to refund EDR revenue collected, it would reduce future net income and cash flows and impact financial condition.

Ohio IGCC Plant

In March 2005, CSPCo and OPCo filed a joint application with the PUCO seeking authority to recover costs of building and operating an IGCC power plant. Through June 30, 2011, CSPCo and OPCo have collected $12 million and $12 million, respectively, in pre-construction costs authorized in a June 2006 PUCO order and incurred $11 million and $11 million, respectively, in pre-construction costs. As a result, CSPCo and OPCo established net regulatory liabilities of approximately $1 million and $1 million, respectively. The order also provided that if CSPCo and OPCo have not commenced a continuous course of construction of the proposed IGCC plant before June 2011, any pre-construction costs that may be utilized in projects at other sites must be refunded to Ohio ratepayers with interest. As of June 2011, there were no active IGCC projects at other AEP sites. In June 2011, CSPCo and OPCo filed a recommendation with the PUCO to refund to customers $2 million and $2 million, respectively, for the over-recovered pre-construction costs including interest. Intervenors have filed motions with the PUCO requesting all collected pre-construction costs be refunded to Ohio ratepayers with interest.

Management cannot predict the outcome of any cost recovery litigation concerning the Ohio IGCC plant or what effect, if any, such litigation would have on future net income and cash flows. However, if CSPCo and OPCo are required to refund pre-construction costs collected in excess of the over-recovered pre-construction costs, it would reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

As discussed in the 2010 Annual Report, the Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within the 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	APCo		I&M
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Not Earning a Return
Virginia Environmental Rate Adjustment Clause	$65,348	$55,724	$-	$-
Deferred Wind Power Costs	37,839	28,584	-	-
Storm Related Costs	25,225	25,225	-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility (a)	19,254	59,866	-	-
Special Rate Mechanism for Century Aluminum	12,708	12,628	-	-
Other Regulatory Assets Not Yet Being Recovered	1,469	604	-	-
Total Regulatory Assets Not Yet Being Recovered	$161,843	$182,631	$-	$-

	CSPCo		OPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs (b)	$37,240	$33,709	$23,709	$21,246
Customer Choice Deferrals (b)	30,108	29,716	29,492	29,141
Storm Related Costs (b)	19,609	19,122	11,301	11,021
Acquisition of Monongahela Power (b)	8,592	7,929	-	-
Economic Development Rider	3,143	3,057	3,143	3,057
Other Regulatory Assets Not Yet Being Recovered	291	287	396	391
Regulatory Assets Currently Not Earning a Return
Acquisition of Monongahela Power (b)	4,052	4,052	-	-
Other Regulatory Assets Not Yet Being Recovered	48	43	65	58
Total Regulatory Assets Not Yet Being Recovered	$103,083	$97,915	$68,106	$64,914

	PSO		SWEPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Storm Related Costs (c)	$18,426	$-	$-	$-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs (c)	-	17,256	1,239	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574	740	613
Total Regulatory Assets Not Yet Being Recovered	$18,426	$17,830	$1,979	$1,852

       (a)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (b)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

FERC Rate Matters

Seams Elimination Cost Allocation (SECA) Revenue Subject to Refund – Affecting APCo, CSPCo, I&M and OPCo

In 2004, AEP eliminated transaction-based through-and-out transmission service (T&O) charges in accordance with FERC orders and collected, at the FERC's direction, load-based charges, referred to as RTO SECA, to partially mitigate the loss of T&O revenues on a temporary basis through March 2006. Intervenors objected to the temporary SECA rates. The FERC set SECA rate issues for hearing and ordered that the SECA rate revenues be collected, subject to refund. The AEP East companies recognized gross SECA revenues of $220 million from 2004 through 2006 when the SECA rates terminated. APCo's, CSPCo's, I&M's and OPCo's portions of recognized gross SECA revenues are as follows:

Company	(in millions)
APCo	$70.2
CSPCo	38.8
I&M	41.3
OPCo	53.3

In 2006, a FERC Administrative Law Judge (ALJ) issued an initial decision finding that the SECA rates charged were unfair, unjust and discriminatory and that new compliance filings and refunds should be made. The ALJ also found that any unpaid SECA rates must be paid in the recommended reduced amount.

AEP filed briefs jointly with other affected companies asking the FERC to reverse the decision. In May 2010, the FERC issued an order that generally supports AEP's position and requires a compliance filing to be filed with the FERC by August 2010. In June 2010, AEP and other affected companies filed a joint request for rehearing with the FERC.

The AEP East companies provided reserves for net refunds for SECA settlements totaling $44 million applicable to the $220 million of SECA revenues collected. APCo's, CSPCo's, I&M's and OPCo's portions of the provision are as follows:

Company	(in millions)
APCo	$14.1
CSPCo	7.8
I&M	8.3
OPCo	10.7

Settlements approved by the FERC consumed $10 million of the reserve for refunds applicable to $112 million of SECA revenue. In December 2010, the FERC issued an order approving a settlement agreement resulting in the collection of $2 million of previously deemed uncollectible SECA revenue. Therefore, the AEP East companies reduced their reserves for net refunds for SECA settlements by $2 million. The balance in the reserve for future settlements as of June 30, 2011 was $32 million. APCo's, CSPCo's, I&M's and OPCo's reserve balances as of June 30, 2011 were:

Company	June 30, 2011
(in millions)
APCo	$10.0
CSPCo	5.6
I&M	5.9
OPCo	7.6

In August 2010, the affected companies, including the AEP East companies, filed a compliance filing with the FERC. If the compliance filing is accepted, the AEP East companies would have to pay refunds of approximately $20 million including estimated interest of $5 million. The AEP East companies could also potentially receive payments up to approximately $10 million including estimated interest of $3 million. A decision is pending from the FERC. APCo's, CSPCo's, I&M's and OPCo's portions of potential refund payments and potential payments to be received are as follows:

	Potential	Potential
	Refund	Payments to
Company	Payments	be Received
	(in millions)
APCo	$6.4	$3.2
CSPCo	3.5	1.8
I&M	3.7	1.9
OPCo	4.8	2.4

Based on the AEP East companies' analysis of the May 2010 order and the compliance filing, management believes that the reserve is adequate to pay the refunds, including interest, that will be required should the May 2010 order or the compliance filing be made final. Management cannot predict the ultimate outcome of this proceeding at the FERC which could impact future net income and cash flows.

Possible Termination of the Interconnection Agreement – Affecting APCo, CSPCo, I&M and OPCo

In December 2010, each of the AEP Power Pool members gave notice to AEPSC and each other of their decision to terminate the Interconnection Agreement effective January 2014 or such other date approved by FERC, subject to state regulatory input. No filings have been made at the FERC. It is unknown at this time whether the AEP Power Pool will be replaced by a new agreement among some or all of the members, whether individual companies will enter into bilateral or multi-party contracts with each other for power sales and purchases or asset transfers or if each company will choose to operate independently. This decision to terminate is subject to management's ongoing evaluation. The AEP Power Pool members may revoke their notices of termination. If any of the AEP Power Pool members experience decreases in revenues or increases in costs as a result of the termination of the AEP Power Pool and are unable to recover the change in revenues and costs through rates, prices or additional sales, it could reduce future net income and cash flows.

PJM/MISO Market Flow Calculation Settlement Adjustments - Affecting APCo, CSPCo, I&M and OPCo

During 2009, an analysis conducted by MISO and PJM discovered several instances of unaccounted for power flows on numerous coordinated flowgates. These flows affected the settlement data for congestion revenues and expenses and dated back to the start of the MISO market in 2005. In January 2011, PJM and MISO reached a settlement agreement where the parties agreed to net various issues to zero. In June 2011, the FERC approved the settlement agreement.

Public Service Co Of Oklahoma [Member]
Rate Matters [Abstract]
Rate Matters

PSO Rate Matters

PSO 2008 Fuel and Purchased Power

In July 2009, the OCC initiated a proceeding to review PSO's fuel and purchased power adjustment clause for the calendar year 2008 and also initiated a prudency review of the related costs. In March 2010, the Oklahoma Attorney General and the Oklahoma Industrial Energy Consumers (OIEC) recommended the fuel clause adjustment rider be amended so that the shareholder's portion of off-system sales margins decrease from 25% to 10%. The OIEC also recommended that the OCC conduct a comprehensive review of all affiliate fuel transactions during 2007 and 2008. In July 2010, additional testimony regarding the 2007 transfer of ERCOT trading contracts to AEPEP was filed. The testimony included unquantified refund recommendations relating to re-pricing of those ERCOT trading contracts. Hearings were held in June 2011. If the OCC were to issue an unfavorable decision, it could reduce future net income and cash flows and impact financial condition.

3. RATE MATTERS

As discussed in the 2010 Annual Report, the Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within the 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	APCo		I&M
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Not Earning a Return
Virginia Environmental Rate Adjustment Clause	$65,348	$55,724	$-	$-
Deferred Wind Power Costs	37,839	28,584	-	-
Storm Related Costs	25,225	25,225	-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility (a)	19,254	59,866	-	-
Special Rate Mechanism for Century Aluminum	12,708	12,628	-	-
Other Regulatory Assets Not Yet Being Recovered	1,469	604	-	-
Total Regulatory Assets Not Yet Being Recovered	$161,843	$182,631	$-	$-

	CSPCo		OPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs (b)	$37,240	$33,709	$23,709	$21,246
Customer Choice Deferrals (b)	30,108	29,716	29,492	29,141
Storm Related Costs (b)	19,609	19,122	11,301	11,021
Acquisition of Monongahela Power (b)	8,592	7,929	-	-
Economic Development Rider	3,143	3,057	3,143	3,057
Other Regulatory Assets Not Yet Being Recovered	291	287	396	391
Regulatory Assets Currently Not Earning a Return
Acquisition of Monongahela Power (b)	4,052	4,052	-	-
Other Regulatory Assets Not Yet Being Recovered	48	43	65	58
Total Regulatory Assets Not Yet Being Recovered	$103,083	$97,915	$68,106	$64,914

	PSO		SWEPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Storm Related Costs (c)	$18,426	$-	$-	$-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs (c)	-	17,256	1,239	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574	740	613
Total Regulatory Assets Not Yet Being Recovered	$18,426	$17,830	$1,979	$1,852

       (a)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (b)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

Modification of the Transmission Coordination Agreement (TCA) – Affecting PSO and SWEPCo

PSO, SWEPCo and TNC are parties to the TCA, originally dated January 1, 1997, as amended. The TCA provides for the allocation among the parties of revenues collected for transmission and ancillary services provided under the Open Access Transmission Tariff (OATT).

In April 2011, the FERC accepted proposed revisions to the TCA. Under this amendment, TNC was removed from the TCA. In addition, the amended TCA provides for the allocation of SPP OATT revenues between PSO and SWEPCo based on the SPP formula rate revenue requirements for transmission investment and related expenses of each company. The amended TCA is effective May 1, 2011.

Southwestern Electric Power Co [Member]
Rate Matters [Abstract]
Rate Matters

SWEPCo Rate Matters

Turk Plant

SWEPCo is currently constructing the Turk Plant, a new base load 600 MW pulverized coal ultra-supercritical generating unit in Arkansas, which is expected to be in service in 2012. SWEPCo owns 73% (440 MW) of the Turk Plant and will operate the completed facility. The Turk Plant is currently estimated to cost $1.7 billion, excluding AFUDC, plus an additional $124 million for transmission, excluding AFUDC. SWEPCo's share is currently estimated to cost $1.3 billion, excluding AFUDC, plus the additional $124 million for transmission, excluding AFUDC. As of June 30, 2011, excluding costs attributable to its joint owners, SWEPCo has capitalized approximately $1.2 billion of expenditures (including AFUDC and capitalized interest of $175 million and related transmission costs of $79 million). As of June 30, 2011, the joint owners and SWEPCo have contractual construction commitments of approximately $211 million (including related transmission costs of $11 million). SWEPCo's share of the contractual construction commitments is $157 million. If the plant is cancelled, the joint owners and SWEPCo would incur contractual construction cancellation fees, based on construction status as of June 30, 2011, of approximately $101 million (including related transmission cancellation fees of $1 million). SWEPCo's share of the contractual construction cancellation fees would be approximately $74 million.

Discussed below are the significant outstanding uncertainties related to the Turk Plant:

The APSC granted approval for SWEPCo to build the Turk Plant by issuing a Certificate of Environmental Compatibility and Public Need (CECPN) for the 88 MW SWEPCo Arkansas jurisdictional share of the Turk Plant. Following an appeal by certain intervenors, the Arkansas Supreme Court issued a decision that reversed the APSC's grant of the CECPN. The Arkansas Supreme Court ultimately concluded that the APSC erred in determining the need for additional power supply resources in a proceeding separate from the proceeding in which the APSC granted the CECPN. However, the Arkansas Supreme Court approved the APSC's procedure of granting CECPNs for transmission facilities in dockets separate from the Turk Plant CECPN proceeding. SWEPCo filed a notice with the APSC of its intent to proceed with construction of the Turk Plant but that SWEPCo no longer intends to pursue a CECPN to seek recovery of the originally approved 88 MW portion of Turk Plant costs in Arkansas retail rates. In June 2010, the APSC issued an order which reversed and set aside the previously granted CECPN.

The PUCT issued an order approving a Certificate of Convenience and Necessity (CCN) for the Turk Plant with the following conditions: (a) a cap on the recovery of jurisdictional capital costs for the Turk Plant based on the previously estimated $1.522 billion projected construction cost, excluding AFUDC and related transmission costs, (b) a cap on recovery of annual CO2 emission costs at $28 per ton through the year 2030 and (c) a requirement to hold Texas ratepayers financially harmless from any adverse impact related to the Turk Plant not being fully subscribed to by other utilities or wholesale customers. SWEPCo appealed the PUCT's order contending the two cost cap restrictions are unlawful. The Texas Industrial Energy Consumers filed an appeal contending that the PUCT's grant of a conditional CCN for the Turk Plant should be revoked because it was unnecessary to serve retail customers. In February 2010, the Texas District Court affirmed the PUCT's order in all respects. In March 2010, SWEPCo and the Texas Industrial Energy Consumers appealed this decision to the Texas Court of Appeals. Management is unable to predict the timing of the outcome related to this proceeding.

In November 2008, SWEPCo received its required air permit approval from the Arkansas Department of Environmental Quality and commenced construction at the site. The Arkansas Pollution Control and Ecology Commission (APCEC) upheld the air permit. The parties who unsuccessfully appealed the air permit to the APCEC filed a notice of appeal with the Circuit Court of Hempstead County, Arkansas. In December 2010, the Circuit Court affirmed the APCEC. In January 2011, the same parties filed a notice of appeal with the Arkansas Court of Appeals. A decision is likely in the second half of 2011.

A wetlands permit was issued by the U.S. Army Corps of Engineers in December 2009. In 2010, the Sierra Club, the Audubon Society and others filed a complaint in the Federal District Court for the Western District of Arkansas against the U.S. Army Corps of Engineers challenging the process used and the terms of the permit issued to SWEPCo authorizing certain wetland and stream impacts, and sought a preliminary injunction to halt construction and for a temporary restraining order. In July 2010, the Hempstead County Hunting Club (Hunting Club) also filed a complaint with the Federal District Court for the Western District of Arkansas against SWEPCo, the U.S. Army Corps of Engineers, the U.S. Department of the Interior and the U.S. Fish and Wildlife Service seeking a temporary restraining order and preliminary injunction to stop construction of the Turk Plant asserting claims of violations of federal and state laws. The plaintiffs' federal law claims challenge the process used and terms of the permit issued to SWEPCo authorizing certain wetland and stream impacts. The plaintiffs' state law claims challenge SWEPCo's ability to construct the Turk Plant without obtaining a certificate from the APSC. In October 2010, the Federal District Court certified issues relating to the state law claims to the Arkansas Supreme Court, including whether those claims are within the primary jurisdiction of the APSC. In May 2011, the Arkansas Supreme Court determined that these claims must first be brought before the APSC and that the federal court does not have jurisdiction to hear the state law claims. In 2010, the motions for preliminary injunction were partially granted. According to the preliminary injunction, all uncompleted construction work associated with wetlands, streams or rivers at the Turk Plant must immediately stop. Mitigation measures required by the permit are authorized and may be completed. The preliminary injunction affects portions of the water intake and portions of two transmission lines. SWEPCo appealed the issuance of the preliminary injunction to the U.S. Eighth Circuit Court of Appeals, and in July 2011, the Court of Appeals affirmed the preliminary injunction. Management is unable to predict the timing or the outcome related to this remand proceeding.

In July 2011, SWEPCo reached an agreement in principle that would resolve all pending matters between SWEPCo, the Hunting Club and several other parties. As a result, the Hunting Club's challenge to the U.S. Army Corps of Engineers permit in the Federal District Court for the Western District of Arkansas will be dismissed and the Hunting Club's appeal of the air permit will be withdrawn. Additional judicial and administrative proceedings will also be terminated. SWEPCo was unable to resolve claims by the Sierra Club and the Audubon Society, so their challenges to the wetlands and air permits will continue.

Management expects that SWEPCo will ultimately be able to complete construction of the Turk Plant and related transmission facilities and place those facilities in service. However, if SWEPCo is unable to complete the Turk Plant construction, including the related transmission facilities, and place the Turk Plant in service or if SWEPCo cannot recover all of its investment and expenses related to the Turk Plant, it would materially reduce future net income and cash flows and materially impact financial condition.

3. RATE MATTERS

As discussed in the 2010 Annual Report, the Registrant Subsidiaries are involved in rate and regulatory proceedings at the FERC and their state commissions. The Rate Matters note within the 2010 Annual Report should be read in conjunction with this report to gain a complete understanding of material rate matters still pending that could impact net income, cash flows and possibly financial condition. The following discusses ratemaking developments in 2011 and updates the 2010 Annual Report.

Regulatory Assets Not Yet Being Recovered
	APCo		I&M
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Not Earning a Return
Virginia Environmental Rate Adjustment Clause	$65,348	$55,724	$-	$-
Deferred Wind Power Costs	37,839	28,584	-	-
Storm Related Costs	25,225	25,225	-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility (a)	19,254	59,866	-	-
Special Rate Mechanism for Century Aluminum	12,708	12,628	-	-
Other Regulatory Assets Not Yet Being Recovered	1,469	604	-	-
Total Regulatory Assets Not Yet Being Recovered	$161,843	$182,631	$-	$-

	CSPCo		OPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Line Extension Carrying Costs (b)	$37,240	$33,709	$23,709	$21,246
Customer Choice Deferrals (b)	30,108	29,716	29,492	29,141
Storm Related Costs (b)	19,609	19,122	11,301	11,021
Acquisition of Monongahela Power (b)	8,592	7,929	-	-
Economic Development Rider	3,143	3,057	3,143	3,057
Other Regulatory Assets Not Yet Being Recovered	291	287	396	391
Regulatory Assets Currently Not Earning a Return
Acquisition of Monongahela Power (b)	4,052	4,052	-	-
Other Regulatory Assets Not Yet Being Recovered	48	43	65	58
Total Regulatory Assets Not Yet Being Recovered	$103,083	$97,915	$68,106	$64,914

	PSO		SWEPCo
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010
Noncurrent Regulatory Assets (excluding fuel)	(in thousands)		(in thousands)
Regulatory assets not yet being recovered
pending future proceedings to determine
the recovery method and timing:
Regulatory Assets Currently Earning a Return
Storm Related Costs (c)	$18,426	$-	$-	$-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs (c)	-	17,256	1,239	1,239
Other Regulatory Assets Not Yet Being Recovered	-	574	740	613
Total Regulatory Assets Not Yet Being Recovered	$18,426	$17,830	$1,979	$1,852

       (a)       APCo wrote off a portion of the Mountaineer Carbon Capture and Storage Product Validation Facility as denied for recovery by the WVPSC in March 2011. See "Mountaineer Carbon Capture and Storage Project Product Validation Facility" section below.

       (b)       Requested to be recovered in a distribution asset recovery rider. See the "2011 Ohio Distribution Base Rate Case" section below.

       (c)       In June 2011, an order was received approving recovery of PSO storm costs and associated carrying costs with recovery to begin in August 2011. Starting in the second quarter of 2011, and in accordance with the order received from the OCC, PSO recorded a return on its storm related costs.

Louisiana Fuel Adjustment Clause Audit

Consultants for the LPSC issued their audit report of SWEPCo's Louisiana retail FAC recommending that the LPSC discontinue SWEPCo's tiered sharing mechanism related to the off-system sales margins and reduce the FAC. In April 2011, a settlement agreement was filed with the LPSC which resulted in an immaterial impact for SWEPCo. The settlement agreement deferred the off-system sales issue to SWEPCo's upcoming formula rate plan (FRP) extension filing, which is expected to be filed in the second half of 2011. In June 2011, the LPSC approved the settlement agreement.

Louisiana 2008 Formula Rate Filing

In April 2008, SWEPCo filed its first formula rate filing under an approved three-year FRP. SWEPCo requested an increase in its annual Louisiana retail rates of $11 million to be effective in August 2008 in order to earn the approved formula return on common equity of 10.565%. In August 2008, as provided by the FRP, SWEPCo implemented the FRP rates, subject to refund. During 2009, SWEPCo recorded a provision for refund of approximately $1 million after reaching a settlement in principle with intervenors. SWEPCo began refunding customers in August 2010. In March 2011, the LPSC approved the settlement stipulation.

Louisiana 2009 Formula Rate Filing

In April 2009, SWEPCo filed the second FRP which would increase its annual Louisiana retail rates by an additional $4 million effective in August 2009. SWEPCo implemented the FRP rate increase as filed in August 2009, subject to refund. Consultants for the LPSC objected to certain components of SWEPCo's FRP calculation. A settlement stipulation was reached by the parties and approved by the LPSC in March 2011. The settlement stipulation provided for a $2 million refund, which was recorded in 2010 as a provision in Other Current Liabilities on SWEPCo's Condensed Consolidated Balance Sheets. The refund to customers, with interest, will begin in August 2011.

Louisiana 2010 Formula Rate Filing

In April 2010, SWEPCo filed the third FRP which would decrease its annual Louisiana retail rates by $3 million effective in August 2010 pursuant to the approved FRP, subject to refund. In October 2010, consultants for the LPSC objected to certain components of SWEPCo's FRP calculations. Hearings are scheduled for November 2011. SWEPCo believes the rates as filed are in compliance with the FRP methodology previously approved by the LPSC. If the LPSC disagrees with SWEPCo, it could result in refunds which could reduce future net income and cash flows.

Modification of the Transmission Coordination Agreement (TCA) – Affecting PSO and SWEPCo

PSO, SWEPCo and TNC are parties to the TCA, originally dated January 1, 1997, as amended. The TCA provides for the allocation among the parties of revenues collected for transmission and ancillary services provided under the Open Access Transmission Tariff (OATT).

In April 2011, the FERC accepted proposed revisions to the TCA. Under this amendment, TNC was removed from the TCA. In addition, the amended TCA provides for the allocation of SPP OATT revenues between PSO and SWEPCo based on the SPP formula rate revenue requirements for transmission investment and related expenses of each company. The amended TCA is effective May 1, 2011.